As filed with the Securities and Exchange Commission on April 11, 2001

                                                      Registration No.: 33-33617
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     |_| Pre-Effective Amendment No. ___ |_| Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                 GALAXY FUND II
                    (formerly named IBM Credit Mutual Funds)
                         Area Code and Telephone Number:
                                 (877) 289-4252
                     Address of Principal Executive Offices:
                               4400 Computer Drive
                           Westborough, MA 01581-5108

                     Name and Address of Agent for Service:
                                W. Bruce McConnel
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                                    Copy to:
                        William Greilich, Vice President
                                   PFPC, Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Shares of Beneficial Interest

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required under the Securities Act of 1933 because an indefinite number of shares in the Registrant have previously been registered on Form N-1A (Registration Nos. 33-33617; 811-06051) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 2000 was filed on June 27, 2000. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

                                 GALAXY FUND II
                                  ("GALAXY II")
                                    FORM N-14
                              CROSS REFERENCE SHEET


ITEM NO.                                                      HEADING
--------                                                      -------
Part A
------

1.    Beginning of Registration Statement
      and Outside Front Cover Page of Prospectus............  Cover Page of Registration Statement;
                                                              Cross-Reference Sheet; Front Cover Page of Proxy
                                                              Statement/Prospectus

2.    Beginning and Outside
      Back Cover Page of Prospectus.........................  Table of Contents

3.    Synopsis and Risk Factors.............................  Fee Table;  Summary -- Proposed Reorganization;
                                                              Summary - Proposed New Advisory Agreement; Summary
                                                              -- Overview of the Funds; Summary -- Federal Income
                                                              Tax Consequences; Summary - Pillar and Galaxy II
                                                              Board Findings; Summary -- Principal Risk Factors;
                                                              Summary -- Voting Information.

4.    Information About the Transaction.....................  The Reorganization - Reasons for the
                                                              Reorganization; The Reorganization -- Description
                                                              of the Reorganization Agreement; The Reorganization
                                                              -- Pillar Board Consideration; The Reorganization
                                                              -- Capitalization; The Reorganization -- Federal
                                                              Income Tax Considerations.

5.    Information About the Registrant......................  Comparison of the Pillar Equity Index Fund and
                                                              Galaxy II Large Company Index Fund; Additional
                                                              Information about Galaxy II.

6.    Information About the Company
      Being Acquired........................................  Comparison of the Pillar Equity Index Fund and the
                                                              Galaxy II Large Company Index Fund; Additional
                                                              Information about Pillar.

7.    Voting Information....................................  Voting Matters.

8.    Interest of Certain Persons
      and Experts...........................................  Not Applicable

9.    Additional Information Required
      for Reoffering by Persons Deemed
      to be Underwriters....................................  Not Applicable


Part B
------

10.    Cover Page...........................................  Cover Page

11.    Table of Contents....................................  Table of Contents

12.    Additional Information


                                      -1-

       About the Registrant.................................  Incorporation of Documents by Reference into
                                                              Statement of Additional Information

13.    Additional Information
       About the Company Being
       Acquired.............................................  Incorporation of Documents by Reference into the
                                                              Statement of Additional Information.

14.    Financial Statements.................................  PRO FORMA Financial Information


PART C

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                THE PILLAR FUNDS

                            Pillar Equity Index Fund
                           Pillar High Yield Bond Fund

                               101 Federal Street
                           Boston, Massachusetts 02110

                                                            ____________, 2001

Dear Shareholder:

         On behalf of the Board of Trustees of The Pillar Funds ("Pillar"), we are pleased to invite you to a special meeting of shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund to be held at 10:00 a.m. (Eastern time) on July 19, 2001 at the offices of Pillar's administrator, SEI Investments Mutual Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania (the "Special Meeting"). At the Special Meeting, shareholders of the Pillar Equity Index Fund will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of April 6, 2001 (the "Reorganization Agreement"), by and between Pillar and Galaxy Fund II ("Galaxy II"), which contemplates the reorganization of the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund. In addition, shareholders of both the Pillar Equity Index Fund and Pillar High Yield Bond Fund will be asked to approve a new investment advisory agreement.

         BACKGROUND. As you may recall, Summit Bancorp ("Summit") recently merged into FleetBoston Financial Corporation ("Fleet"). As a result of the merger, Summit Bank, the investment adviser to Pillar, became an indirect wholly-owned subsidiary of Fleet. Fleet Investment Advisors Inc. ("Fleet Advisors"), the investment adviser to Galaxy II, is also an indirect, wholly owned subsidiary of Fleet. Fleet has decided to consolidate its mutual fund advisory operations. In addition, the merger of Summit and Fleet caused the Pillar Equity Index and Pillar High Yield Bond Funds' investment advisory agreement with Summit Bank to terminate automatically. To avoid any potential disruptions in advisory services provided to the Pillar Equity Index Fund and Pillar High Yield Bond Fund as a result of this automatic termination, the Board of Trustees of Pillar approved, on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, a new investment advisory agreement with Fleet Advisors (the "New Advisory Agreement") along with an amendment containing certain interim provisions.

         PILLAR'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE PILLAR EQUITY INDEX FUND VOTE TO APPROVE THE PROPOSED REORGANIZATION AND THE NEW ADVISORY AGREEMENT AND SHAREHOLDERS OF THE PILLAR HIGH YIELD BOND FUND VOTE TO APPROVE THE NEW ADVISORY AGREEMENT.

-   THE SAME OR SIMILAR OBJECTIVES AND POLICIES

         The Pillar Equity Index Fund is proposed to be reorganized into the Galaxy II Large Company Index Fund which has investment policies and objectives that are, in general, similar to those of the Pillar Equity Index Fund.

-   SAME VALUE OF SHARES

         The Galaxy II Large Company Index Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Pillar Equity Index Fund shares that you held immediately prior to the reorganization. THE EXCHANGE OF PILLAR EQUITY INDEX FUND SHARES FOR GALAXY II LARGE COMPANY INDEX FUND SHARES WILL BE TAXABLE TO PILLAR EQUITY INDEX FUND SHAREHOLDERS WITH THE EXCEPTION OF SHAREHOLDERS WHO HOLD SHARES IN A TAX-DEFERRED RETIREMENT ACCOUNT. NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

-   REASONS FOR THE REORGANIZATION

         The proposed reorganization is expected to offer Pillar Equity Index Fund shareholders, among other things:

         (i)      Significantly lower fund operating expenses.

         (ii) The opportunity to become part of a larger and more diverse family of more than thirty-five mutual funds. Many Pillar Equity Index Fund shareholders will be able to exchange their shares among most or all of those funds.

         (iii) The opportunity to invest in a larger fund which can use its increased asset size to achieve greater portfolio diversification, engage in block trading and other investment transactions on potentially more advantageous terms, and spread relatively fixed costs, such as legal fees, over a larger asset base.

         (iv) The opportunity to invest in a family of funds that has demonstrated the ability to attract new investors. Successful marketing and resulting fund growth, in turn, afford investors the benefits of portfolio diversification and economies of scale.

         (v) The opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management resources and research capabilities.

The Trustees also considered the future prospects of Pillar if the Reorganization was not effected and Pillar's continuing viability as a separate mutual fund complex.

         To see how the reorganization will affect the Pillar Equity Index Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the Galaxy II Large Company Index Fund.

-    NEW INVESTMENT ADVISORY AGREEMENT

         The terms and conditions of the New Advisory Agreement are substantially similar to those in the prior investment advisory agreement.


                                     * * *

         At the same time that the Pillar Equity Index Fund is being reorganized into the Galaxy II Large Company Index Fund, it is expected that (subject to shareholder approval) fifteen of the other Pillar Funds will be reorganized into corresponding portfolios of The Galaxy Fund. In addition, it is expected that the Pillar High Yield Bond Fund will be closed and liquidated. Shareholders of the other Pillar Funds will be asked to consider similar proposals a special meeting and will receive a separate proxy statement/prospectus.

         The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares of Pillar Funds other than the Pillar Equity Index Fund or Pillar High Yield Bond Fund, a separate proxy statement/prospectus and related proxy ballot(s) will be sent to you. Please be sure to vote and return each Proxy Ballot.

         Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

                  1. INTERNET - Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

                  2. TELEPHONE - Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

                  3. BY MAIL - If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

         Please return your proxy card(s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED IN THE ENCLOSED MATERIALS.

         The proposed reorganization and New Advisory Agreement and the reasons for the Pillar Board of Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization or the New Advisory Agreement, please do not hesitate to contact Pillar toll free at 1-800-932-7782.

         We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                        Sincerely,

                                        Robert A. Nesher
                                        Chairman of the Board of Trustees

                                 GALAXY FUND II
                                __________, 2001

                               QUESTIONS & ANSWERS


FOR SHAREHOLDERS OF THE PILLAR EQUITY INDEX FUND AND PILLAR HIGH YIELD BOND
FUND:

The following questions and answers provide an overview of the proposals to (i) reorganize the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund of Galaxy Fund II ("Galaxy II"); and (ii) to approve a new investment advisory agreement with Fleet Investment Advisors Inc. ("Fleet Advisors") on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund. We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

--------------------------------------------------------------------------------

Q:       WHAT ARE PILLAR EQUITY INDEX FUND SHAREHOLDERS BEING ASKED TO VOTE
UPON?

A:       Pillar Equity Index Fund shareholders are being asked to consider and approve (i) a proposal to reorganize the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund, and (ii) a new investment advisory agreement between Fleet Advisors and Pillar on behalf of the Pillar Equity Index Fund.

Q:       WHAT ARE PILLAR HIGH YIELD BOND FUND SHAREHOLDERS BEING ASKED TO VOTE
UPON?

A:       Pillar High Yield Bond Fund shareholders are being asked to consider and approve a new investment advisory agreement between Fleet Advisors and Pillar on behalf of the Pillar High Yield Bond Fund.

Q. WHY HAS THE REORGANIZATION OF THE PILLAR EQUITY INDEX FUND INTO THE GALAXY II LARGE COMPANY INDEX FUND BEEN RECOMMENDED?

A:       The Board of Trustees of The Pillar Funds ("Pillar") and the Board of
Trustees of Galaxy II have each determined that the reorganization of the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund is in the best interests of the shareholders of each fund. Among the benefits for the Pillar Equity Index Fund shareholders considered by the Pillar Board of Trustees were: lower fund operating expenses, access to a broader array of mutual funds, the potential for the Galaxy II Large Company Index Fund to engage in investment transactions on potentially more advantageous terms; spreading relatively fixed costs, such as legal fees, over a larger asset base; the demonstrated ability of Galaxy II to attract new investors; extensive investment management resources and research capabilities of Fleet Advisors. The Trustees also considered the future prospects of Pillar as a separate mutual fund complex if the reorganization was not effected.

Q:       WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A:       The meeting of shareholders to consider the proposal is scheduled to occur on July 19, 2001. If all necessary approvals are obtained, the proposed reorganization will likely take place in August 2001.

Q:       HOW IS THE PILLAR EQUITY INDEX FUND PROPOSED TO BE REORGANIZED?

A:       As you may know, Pillar consists of seventeen separate mutual funds, one of which would be affected by this proposed reorganization. The proposed agreement and plan of reorganization for the Pillar Equity Index Fund, approved by the Pillar Board of Trustees, contemplates the reorganization of the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund which has similar investment objectives and policies. The Pillar Equity Index Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the SEI Index Funds ("SIF") S&P 500 Index Fund a separate mutual fund with the same investment objective. The proposed agreement and plan of reorganization contemplates that, subject to shareholder approval, the assets of the Pillar Equity Index Fund invested in the SIF S&P 500 Index Fund will be redeemed by Pillar and those assets along with the liabilities of the Pillar Equity Index Fund will be transferred to the Galaxy II Large Company Index Fund in exchange for shares of the Galaxy II Large Company Index Fund of equal value. The Pillar Equity Index Fund will liquidate by distributing shares of the Galaxy II Large Company Index Fund to its shareholders. The Galaxy II Large Company Index Fund, unlike the Pillar Equity Index Fund, invests its assets directly in common stock of the companies comprising the S&P 500 Index.

         At the same time that the Fund is being reorganized into the Galaxy II Large Company Index Fund, it is expected that fifteen of the other Pillar Funds will be reorganized into corresponding portfolios of The Galaxy Fund. The reorganization of the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund will be completed whether or not the other reorganizations are completed. The Pillar High Yield Bond Fund is not proposed to be reorganized. Instead, it is expected that the Pillar High Yield Bond Fund will be closed and liquidated.

Q:       WHAT CLASS OF SHARES OF THE GALAXY II LARGE COMPANY INDEX FUND WILL I
RECEIVE IN THE REORGANIZATION?

A:       As part of the reorganization, shareholders of Class A, Class B and
Class I Shares of the Pillar Equity Index Fund will all receive shares of the Galaxy II Large Company Index Fund.

         If the reorganization is approved by shareholders, Pillar Equity Index Fund shareholders who do not wish to have their Pillar Equity Index Fund shares exchanged for shares of the Galaxy II Large Company Index Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q:       WHAT ARE THE COSTS AND PRINCIPAL FEDERAL TAX IMPLICATIONS TO
SHAREHOLDERS IN CONNECTION WITH THE PROPOSED REORGANIZATION?

A:       In general, the costs of the reorganization will be borne by Fleet
Advisors. No sales charge will be imposed on the shares of the Galaxy II Large Company Index Fund issued to you in the reorganization, which means that the aggregate value of the Galaxy II Large Company Index Fund shares issued to you will be equal to the aggregate value of the Pillar Equity Index Fund shares that you own immediately prior to the reorganization.

         The distribution of Galaxy II Large Company Index Fund shares to the Pillar Equity Index Fund shareholders in exchange for their Pillar Equity Index Fund shares is not expected to result in the recognition of gain or loss by those shareholders for Federal income tax purposes. Nonetheless, if the net asset value of the Pillar Equity Index Fund is high enough immediately before the effective time of the Reorganization, such shareholders may receive taxable distributions or otherwise recognize capital gain as a result of the Pillar Equity Index Fund's redemption of its interest in the SIF S&P 500 Index Fund. See "The Reorganization - Federal Income Tax Considerations" in the Proxy/Prospectus for additional information.

Q:       WHAT IS HAPPENING TO THE PILLAR HIGH YIELD BOND FUND?

A:       The Board of Trustees of Pillar have concluded that it is in the best interests of shareholders of the Pillar High Yield Bond Fund to close and liquidate the Fund. It is expected that the Pillar High Yield Bond Fund will be closed and liquidated in August, 2001. The Board reached this determination after considering the relatively small size of the Pillar High Yield Bond Fund, the incompatibility of the Pillar High Yield Bond Fund's master-feeder structure with the structure of the Galaxy complex of funds, and Fleet Advisors' concern that the Pillar High Yield Bond Fund could not be operated on a competitive basis from an expense standpoint. Liquidation of the Pillar High Yield Bond Fund does not require shareholder approval. Each shareholder who receives a liquidating distribution will recognize gain or loss for federal income tax purposes equal to the excess of the amount of the distribution over the shareholder's tax basis in the Pillar High Yield Bond Fund's shares. Assuming that the shareholder holds such shares as capital assets, such gain or loss will be capital gain or loss and will be long-term or short-term capital gain depending on the shareholder's holding period for the shares.

Q:       WHY AM I BEING ASKED TO VOTE ON A PROPOSED NEW INVESTMENT ADVISORY
AGREEMENT?

A:       The Investment Company Act of 1940, which regulates investment companies such as Pillar, requires a vote whenever there is a change in control or management of an investment company's investment adviser. Upon a change in control or management, the investment advisory agreement between the investment adviser and investment company terminates. The merger of Summit Bancorp ("Summit") and FleetBoston Financial Corporation ("Fleet") (the "Holding Company Merger") resulted in a change in control of Summit Bank, the investment adviser to Pillar. In anticipation of this change in control, the Board of Trustees of Pillar approved a new investment advisory agreement and an amendment containing certain interim provisions so that upon the consummation of the Holding Company Merger, the Pillar Equity Index Fund and Pillar High Yield Bond Fund would be managed by Fleet Advisors. Compensation earned by Fleet Advisors between the termination of the investment advisory contract with Summit Bank and shareholder approval of the new investment advisory agreement is held in an interest bearing escrow account for a period of up to 150 days from the termination of the agreement. In order for Fleet Advisors to receive all of the advisory fees under the interim amendment, shareholders must approve the new agreement before the expiration of the 150 day period on July 29, 2001. The new advisory agreement is substantially similar to the advisory agreement that existed prior to the Holding Company Merger and the fees paid are identical.

Q:       WHAT HAPPENS IF THE NEW INVESTMENT ADVISORY AGREEMENT IS NOT APPROVED?

A:       If the shareholders of the Pillar Equity Index Fund or Pillar High
Yield Bond Fund do not approve the new advisory agreement, Fleet Advisors will be paid the lesser of the costs incurred in performing its services under the interim advisory agreement or the total amount in the escrow account, plus interest earned. In addition, the Board of Trustees will take such further action as they deem in the best interests of the shareholders of the Pillar Equity Index Fund or Pillar High Yield Bond Fund.

Q:       WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIAL?

A:       The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in the Pillar Equity Index Fund and Pillar High Yield Bond Fund on April 30, 2001. Please note that in some cases record ownership of and/or voting authority over Pillar Equity Index Fund and Pillar High Yield Bond Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

                                THE PILLAR FUNDS

                            Pillar Equity Index Fund
                           Pillar High Yield Bond Fund

                               101 Federal Street
                           Boston, Massachusetts 02110


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 19, 2001

To Shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund:

         NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, which are each separate series of The Pillar Funds ("Pillar"), will be held at 10:00 a.m. (Eastern time), on July 19, 2001, at the offices of Pillar's administrator, SEI Investments Mutual Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania, for the purpose of considering and voting upon:

         ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Pillar and Galaxy Fund II ("Galaxy II"), which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of the Pillar Equity Index Fund to the Galaxy II Large Company Index Fund in exchange for shares of the Galaxy II Large Company Index Fund of equal value; (2) the distribution of the shares of the Galaxy II Large Company Index Fund of equal value to the shareholders of the Pillar Equity Index Fund in liquidation of the Pillar Equity Index Fund; and (3) the deregistration of Pillar as an investment company under the Investment Company Act of 1940 and Pillar's termination as a Massachusetts business trust under Massachusetts law.

         ITEM 2. A proposal to approve a new investment advisory agreement between Pillar and Fleet Investment Advisors Inc. ("Fleet Advisors") on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund.

         ITEM 3. Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         Items 1 and 2 are described in the attached Combined Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

         Shareholders of record as of the close of business on April 30, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

         YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT THAT IS BEING SOLICITED BY THE PILLAR BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU ALSO MAY RETURN PROXIES BY: 1) TOUCH-TONE VOTING OR 2) VOTING ON-LINE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE

EXERCISED BY SUBMITTING TO PILLAR A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                              By Order of the Board of Trustees,


                                              Robert A. Nesher
                                              Chairman

         WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, PILLAR WOULD CONTINUE TO SOLICIT VOTES FOR A CERTAIN PERIOD OF TIME IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING PILLAR TO HOLD THE SPECIAL MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                               ____________, 2001


                                THE PILLAR FUNDS
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                                 1-800-932-7782

                                 GALAXY FUND II
                               4400 COMPUTER DRIVE
                      WESTBOROUGH, MASSACHUSETTS 01581-5108
                                 1-877-289-4252


         This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund. The Board of Trustees of The Pillar Funds ("Pillar") has called a Special Meeting of Shareholders (the "Special Meeting") at the offices of Pillar's administrator, SEI Investments Mutual Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania on July 19, 2001 at 10:00 a.m. Eastern time.

         At the Special Meeting, shareholders of the Pillar Equity Index Fund will be asked:

         - To approve a proposed Agreement and Plan of Reorganization dated as of April 6, 2001 (the "Reorganization Agreement"), by and between Pillar and Galaxy Fund II ("Galaxy II"), which provides for and contemplates (a) the transfer of substantially all of the assets and liabilities of the Pillar Equity Index Fund to the Galaxy II Large Company Index Fund of Galaxy II in exchange for shares of the Galaxy II Large Company Index Fund of equal value;
               (b) the distribution of the shares of the Galaxy II Large Company Index Fund to shareholders of the Pillar Equity Index Fund in liquidation of the Pillar Equity Index Fund; and (c) the deregistration of Pillar as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and Pillar's termination as a Massachusetts business trust under Massachusetts law.

         At the Special Meeting, shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund will be asked:

         - To approve a proposed new investment advisory agreement (the "New Advisory Agreement") between Pillar and Fleet Investment Advisors Inc. ("Fleet Advisors") on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund.

         REORGANIZATION AGREEMENT. The Reorganization Agreement, which is attached as Appendix I, provides for the transfer of the assets and liabilities of the Pillar Equity Index Fund to the Galaxy II Large Company Index Fund in exchange for shares of the Galaxy II Large Company Index Fund of equal value. Pillar and Galaxy II are both registered open-end management investment companies (mutual funds). As a result of the Reorganization, shareholders of the Pillar Equity Index Fund will become shareholders of the Galaxy II Large Company Index Fund (Pillar and Galaxy II are sometimes referred to as the "Funds").

         The transactions contemplated by the Reorganization Agreement are referred to collectively as the "Reorganization."

         NEW INVESTMENT ADVISORY AGREEMENT. In connection with the merger of Summit Bancorp and FleetBoston Financial Corporation ("FleetBoston"), the Board of Trustees of Pillar approved the New Advisory Agreement along with an amendment containing certain interim provisions between Pillar and Fleet Advisors. As a result, the Pillar Equity Index and Pillar High Yield Bond Funds' shareholders must approve the New Advisory Agreement to meet the requirements of the 1940 Act.

         This Proxy/Prospectus sets forth concisely the information that a Pillar Equity Index Fund and Pillar High Yield Bond Fund shareholder should know before voting, and should be retained for future reference. It is both Pillar's proxy statement for the Special Meeting and a prospectus for the Galaxy II Large Company Index Fund.

         Additional information is set forth in the Statement of Additional Information relating to this Proxy/Prospectus and in the prospectuses dated April 30, 2001 for the Pillar Funds, which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Pillar at the telephone number or address stated above. The information contained in the Galaxy II Large Company Index Fund's current prospectus, dated July 31, 2000, is also incorporated by reference into this Proxy/Prospectus. In addition, a current prospectus for the Galaxy II Large Company Index Fund accompanies this Proxy/Prospectus. The Annual Report for the year ended March 31, 2000 and the Semi-Annual Report for the period ended September 30, 2000 for the Galaxy II Large Company Index Fund can be obtained without charge by calling or writing Galaxy II at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

         This Proxy/Prospectus is expected to be first sent to shareholders on or about _______, 2001.

         THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF PILLAR AND GALAXY II ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY SUMMIT BANK, FLEET BANK, FLEET ADVISORS OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF PILLAR IS SEI INVESTMENTS DISTRIBUTION CO. THE DISTRIBUTOR OF GALAXY II IS PFPC DISTRIBUTORS, INC.

                                TABLE OF CONTENTS
                                                                                         PAGE

FEE TABLE..................................................................................3
         Table I  .........................................................................3
SUMMARY....................................................................................4
         Proposed Reorganization...........................................................4
         Liquidation of the Pillar High Yield Bond Fund....................................5
         Proposed New Advisory Agreement...................................................5
         Overview of the Funds.............................................................6
         Federal Income Tax Consequences...................................................6
         Pillar and Galaxy II Board Findings...............................................7
         Principal Risk Factors............................................................7
         Voting Information................................................................8
THE REORGANIZATION.........................................................................9
         Reasons for the Reorganization....................................................9
         Description of the Reorganization Agreement.......................................9
         Pillar Board Consideration.......................................................11
         Capitalization...................................................................12
                  Table II................................................................13
         Federal Income Tax Consequences..................................................13
COMPARISON OF THE PILLAR EQUITY INDEX FUND AND GALAXY II LARGE COMPANY INDEX FUND.........15
         Investment Objectives And Policies...............................................15
         Investment Advisory Services.....................................................17
                  Table III...............................................................17
         Other Service Providers for the Pillar Equity Index Fund and the Galaxy II
                  Large Company Index Fund................................................17
         Sales Load, Distribution and Shareholder Servicing Arrangements for Pillar.......18
         Sales Load, Distribution and Shareholder Servicing Arrangements for Galaxy II....18
         Administration Agreements........................................................18
         Shareholder Transactions and Services of the Pillar Equity Index Fund and
                  Galaxy II Large Company Index Fund......................................19
         Fees and Expenses................................................................28
         Performance Comparisons of the Pillar Equity Index Fund and Galaxy II Large
                  Company Index Fund......................................................30
         Management Discussion of Galaxy II Large Company Index Fund Performance..........31
         Share Structure..................................................................33
         Comparison of Trust Structure....................................................34
LIQUIDATION OF THE PILLAR HIGH YIELD BOND FUND............................................34
         General Information..............................................................34
APPROVAL OF INVESTMENT ADVISORY AGREEMENT.................................................35
         Background.......................................................................35
         New Advisory Agreement...........................................................36
         Pillar Board Consideration.......................................................37
         Information about Fleet Advisors.................................................37
         Other Payments to Summit Bank....................................................38
VOTING MATTERS............................................................................39


                                      -i-

         General Information..............................................................39
         Shareholder and Board Approvals..................................................40
         Principal Shareholders...........................................................40
                  Table IV(A).............................................................41
                  Table IV(B).............................................................41
                  Table IV(C).............................................................41
         Quorum...........................................................................42
         Annual Meetings and Shareholder Meetings.........................................42
ADDITIONAL INFORMATION ABOUT GALAXY II....................................................42
ADDITIONAL INFORMATION ABOUT PILLAR.......................................................43
FINANCIAL STATEMENTS......................................................................43
OTHER BUSINESS............................................................................44
SHAREHOLDER INQUIRIES.....................................................................44

                                    FEE TABLE


                                     TABLE I

         The following table shows (i) the current annualized total expense ratios as of October 31, 2000 for the Pillar Equity Index Fund, before and after fee waivers and/or expense reimbursements; (ii) the annualized total expense ratio of the Galaxy II Large Company Index Fund, restated to reflect the expenses the Fund expects to incur during the current fiscal year; and (iii) the PRO FORMA annualized total expense ratio of the combined portfolios consisting of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund before and after fee waivers, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization. The table shows that based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization, shares of the Galaxy II Large Company Index Fund are projected to experience lower total operating expense ratios, both before and after fee waivers, than Class A, Class B and Class I Shares of the Pillar Equity Index Fund.

         Detailed PRO FORMA expense information for the proposed Reorganization is included below in the section entitled "Comparison of Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Fees and Expenses."

                            TOTAL EXPENSE INFORMATION

                                                                                                                           PRO
                                                                                                              PRO FORMA    FORMA
                       TOTAL       TOTAL                       TOTAL        TOTAL                             TOTAL        TOTAL
                       OPERATING   OPERATING                   OPERATING    OPERATING                         OPERATING    OPERATING
PILLAR EQUITY          EXPENSES    EXPENSES    GALAXY II       EXPENSES     EXPENSES    COMBINED              EXPENSES     EXPENSES
INDEX FUND/            BEFORE      AFTER       LARGE COMPANY   BEFORE       AFTER       FUND                  BEFORE       AFTER
SHARE CLASS            WAIVERS     WAIVERS     INDEX FUND      WAIVERS      WAIVERS     POST-REORGANIZATION   WAIVERS      WAIVERS
-----------            -------     -------     ----------      -------      ------      -------------------   -------      -------

Class A Shares           1.94%      1.05%
Class B Shares           2.69%      1.80%       Shares           0.47%        0.47%       Shares               0.47%        0.47%
Class I Shares           1.69%      0.80%

                                     SUMMARY
         The following is a summary of certain information relating to the proposed Reorganization between Galaxy II and Pillar and the proposed New Advisory Agreement. More complete information is contained elsewhere in this Proxy/Prospectus and the Prospectuses and Statements of Additional Information of Galaxy II and Pillar.

         PROPOSED REORGANIZATION. The Pillar Equity Index Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the SEI Index Funds ("SIF") S&P 500 Index Fund, a separate mutual fund with the same investment objective. The Reorganization Agreement contemplates that the assets of the Pillar Equity Index Fund invested in the SIF S&P 500 Index Fund will be redeemed by Pillar and substantially all of those assets along with substantially all of the liabilities of the Pillar Equity Index Fund will be transferred to the Galaxy II Large Company Index Fund in exchange for shares of the Galaxy II Large Company Index Fund of equal value. The Pillar Equity Index Fund will liquidate by distributing shares of the Galaxy II Large Company Index Fund to its shareholders. The liquidation of the Pillar Equity Index Fund, and the distribution of the shares of the Galaxy II Large Company Index Fund to the shareholders of the Pillar Equity Index Fund, shall occur immediately after the receipt by the Pillar Equity Index Fund of all of the shares of the Galaxy II Large Company Index Fund to be received by the Pillar Equity Index Fund in the Reorganization. The Reorganization is subject to a number of conditions, including approval by the shareholders of the Pillar Equity Index Fund. The Galaxy II Large Company Index Fund, unlike the Pillar Equity Index Fund, invests its assets directly in common stock of the companies comprising the S&P 500 Index.

         As a result of the proposed Reorganization, each Pillar Equity Index Fund shareholder will become a shareholder of the Galaxy II Large Company Index Fund and will hold, immediately after the Reorganization, shares of the Galaxy II Large Company Index Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Pillar Equity Index Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization will be tax-free under federal tax laws. Shareholders of the Galaxy II Large Company Index Fund and the Pillar Equity Index Fund will not pay any sales charge as a result of the exchange of the shares in the Reorganization. Shareholders of Class A, Class B and Class I Shares of the Pillar Equity Index Fund will each receive shares ("Shares") of the Galaxy II Large Company Index Fund. The Reorganization is expected to occur in August 2001 or on such later date as may be determined pursuant to the Reorganization Agreement. At the same time that the Pillar Equity Index Fund is being reorganized into the Galaxy II Large Company Index Fund, it is expected that, subject to shareholder approval, fifteen additional Pillar Funds will be reorganized into corresponding portfolios of The Galaxy Fund. The Reorganization will be completed whether or not the reorganization of the other Pillar Funds is completed. In addition, it is expected that the Pillar High Yield Bond Fund will be closed and liquidated. Once the reorganizations and liquidation are completed, Pillar will de-register as a registered investment company and terminate under Massachusetts law. For more information about the Reorganization and the Reorganization Agreement, see the Section below entitled "The Reorganization-Description of the Reorganization Agreement."


         Pillar Equity Index Fund shareholders who do not wish to have their Pillar Equity Index Fund shares exchanged for Shares of the Galaxy II Large Company Index Fund as part of the

Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by such applicable sales charge.

         LIQUIDATION OF THE PILLAR HIGH YIELD BOND FUND. At a meeting of the Board of Trustees of Pillar on March 9, 2001, the Board concluded that it is in the best interests of shareholders of the Pillar High Yield Bond Fund to close and liquidate the Fund. It is expected that the Pillar High Yield Bond Fund will be closed and liquidated in August, 2001. The Board reached this determination after considering the relatively small size of the Pillar High Yield Bond Fund, the incompatibility of the Pillar High Yield Bond Fund's master-feeder structure with the structure of the Galaxy complex of funds, and Fleet Advisors' concern that the Pillar High Yield Bond Fund could not be operated on a competitive basis from an expense standpoint. Liquidation of the Pillar High Yield Bond Fund does not require shareholder approval. Each shareholder who receives a liquidating distribution will recognize gain or loss for federal income tax purposes equal to the excess of the amount of the distribution over the shareholder's tax basis in the Pillar High Yield Bond Fund's shares. Assuming that the shareholder holds such shares as capital assets, such gain or loss will be capital gain or loss and will be long-term or short-term capital gain depending on the shareholder's holding period for the shares.

         PROPOSED NEW ADVISORY AGREEMENT. On March 1, 2001, Summit Bancorp merged with and into FleetBoston (the "Holding Company Merger"). As a result of the Holding Company Merger, Summit Bank, the investment adviser of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, became an indirect wholly owned subsidiary of FleetBoston. The 1940 Act requires that, upon a change in control or management of an investment company's investment adviser, the investment advisory agreement between the investment company and investment adviser terminates. In anticipation of the change in control of Summit Bank, the Board of Trustees of Pillar Equity Index Fund and Pillar High Yield Bond Fund approved the New Advisory Agreement along with an amendment containing certain interim provisions so that upon the consummation of the Holding Company Merger, the Pillar Equity Index Fund and Pillar High Yield Bond Fund would be managed by Fleet Advisors. Compensation earned by Fleet Advisors between the termination of the investment advisory contract with Summit Bank and shareholder approval of the New Advisory Agreement is held in an interest-bearing escrow account for a period of up to 150 days from the termination of the prior agreement. In order for Fleet Advisors to receive all of the advisory fees under the interim amendment, shareholders must approve the New Advisory Agreement before the expiration of the 150 day period on July 29, 2001. The New Advisory Agreement is substantially similar in all material respects to the investment advisory agreement that existed prior to the Holding Company Merger and the fees payable to Fleet Advisors are identical to those previously payable to Summit Bank. For more information about the investment advisory agreement, see the Section below entitled "Approval of Investment Advisory Agreement."

         OVERVIEW OF THE FUNDS.

                       COMPARISON OF INVESTMENT OBJECTIVES

         The following chart summarizes the investment objectives of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund.

PILLAR EQUITY INDEX FUND          GALAXY II LARGE COMPANY INDEX FUND

Seeks investment results that     The Fund seeks to provide investment results
correspond to the S&P 500.        that, before deduction of operating expenses,
                                  match the price and yield performance of U.S.
                                  publicly traded common stocks with large stock
                                  market capitalizations as represented by the
                                  Standard & Poor's 500 Composite Stock Index
                                  (S&P 500).

         The investment objectives, policies and restrictions of the Pillar Equity Index Fund are similar to those of the Galaxy II Large Company Index Fund. However, there are certain differences between the investment policies and restrictions of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund. For additional information, see "Comparison of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Investment Objectives and Policies."

         Fleet Advisors currently serves as the investment adviser to both the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund. The Pillar Equity Index Fund and Galaxy II Large Company Index Fund have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Galaxy II Large Company Index Fund, including Fleet Advisors and other service providers to the Galaxy II Large Company Index Fund, see "Comparison of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Investment Advisory Services," "Comparison of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Other Service Providers for the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund" and the Galaxy II Large Company Index Fund prospectus which accompanies this Proxy/Prospectus.

         The purchase, redemption, exchange, dividend and other policies and procedures of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund are generally similar. There are, however, some differences. For more information, see "Comparison of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Shareholder Transactions and Services of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund" and "Comparison of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Share Structure."

         Please note that no contingent deferred sales loads will be imposed on the Pillar Equity Index Fund as a result of the Reorganization.

         FEDERAL INCOME TAX CONSEQUENCES. The distribution of the Galaxy II Large Company Index Fund shares to the Pillar Equity Index Fund shareholders in exchange for their Pillar Equity Index Fund shares is not expected to result in the recognition of gain or loss by shareholders for Federal income tax purposes. Nonetheless, if the net asset value of the Pillar Equity Index Fund is high enough immediately before the effective time of the Reorganization, such shareholders may receive taxable distributions or otherwise recognize capital gain as a result of the Pillar Equity Index Fund's redemption of its interest in the SIF S&P 500 Index Fund.

See "The Reorganization-Federal Income Tax Consequences" for additional information.

         PILLAR AND GALAXY II BOARD FINDINGS. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Pillar, including all of the non-interested members of the Board who were represented by separate legal counsel, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of the Pillar Equity Index Fund and that the interests of the existing shareholders of the Pillar Equity Index Fund will not be diluted as a result of the Reorganization. For additional information, see "The Reorganization - Pillar Board Consideration."

         THE PILLAR BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE PILLAR EQUITY INDEX FUND APPROVE THE REORGANIZATION AGREEMENT.

         The Galaxy II Board of Trustees similarly found that participation in the Reorganization is in the best interests of the Galaxy II Large Company Index Fund and that the interests of the shareholders of the Galaxy II Large Company Index Fund will not be diluted as a result of the Reorganization.

         PRINCIPAL RISK FACTORS. The investment objectives, policies and restrictions of the Galaxy II Large Company Index Fund, are, in general, similar to those of the Pillar Equity Index Fund. Accordingly, an investment in the Galaxy II Large Company Index Fund involves risks that are similar to those of investing in the Pillar Equity Index Fund. The principal risks applicable to the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund are described in the table below:

PRINCIPAL RISK                                                                    FUNDS SUBJECT TO RISK
--------------                                                                    ---------------------
MARKET RISK - All mutual funds are affected by changes in the economy and         Pillar Equity Index Fund
swings in investment markets.  These can occur within or outside the U.S. or
worldwide, and may affect only particular companies or industries.                Galaxy II Large Company Index Fund
--------------------------------------------------------------------------------- ------------------------------------
UNINSURED INVESTMENT RISK - An investment in a Fund is not a bank deposit and     Pillar Equity Index Fund
is not insured or guaranteed by the Federal Deposit Insurance Corporation or
any other governmental agency.                                                    Galaxy II Large Company Index Fund


                                      -7-

PRINCIPAL RISK                                                                    FUNDS SUBJECT TO RISK
--------------                                                                    ---------------------
--------------------------------------------------------------------------------- ------------------------------------
VOLATILITY RISK - The value of your investment in a Fund will go up and down      Pillar Equity Index Fund
Pillar Equity Index Fund with the value of the investments which the Fund holds.
The Fund's investments may not perform as well as other investments, even in      Galaxy II Large Company Index Fund
times of rising markets. Galaxy II Large Company Index Fund You may lose money if you invest in these Funds.
--------------------------------------------------------------------------------- ------------------------------------
STOCK MARKET RISK - Changes in the U.S. economy can cause the value of stocks     Pillar Equity Index Fund
and other investments held by a Fund to rise or fall.  Stock prices may decline
over short or extended periods.  U.S. stock markets tend to move in cycles,       Galaxy II Large Company Index Fund
with periods of rising prices and periods of falling prices.
--------------------------------------------------------------------------------- ------------------------------------
INDEXING RISK - An investment in the Fund will typically decline in value when    Pillar Equity Index Fund
Pillar Equity Index Fund the S&P 500 declines. Since the Fund is designed to
track the S&P 500, the Fund cannot purchase other securities that may help        Galaxy II Large Company Index Fund
offset declines in the S&P Galaxy II Large Company Index Fund 500. In addition, because the Fund may not always hold all of the stocks in the S&P 500 and may not always be fully invested, its performance may fail to match the performance of the S&P 500 after taking expenses into account.
--------------------------------------------------------------------------------- ------------------------------------
SECTOR RISK - To the extent that stocks in a particular market sector, such as    Pillar Equity Index Fund
Pillar Equity Index Fund technology, comprise a significant portion of the S&P
500 and, correspondingly, of the Fund's holdings, the Fund will be especially     Galaxy II Large Company Index Fund
susceptible to the risks Galaxy II Large Company Index Fund associated with investments in those market sectors.
--------------------------------------------------------------------------------- ------------------------------------
STOCK INDEX FUTURES CONTRACTS RISK - The Fund may not always be able to track     Pillar Equity Index Fund
Pillar Equity Index Fund the performance of its index by entering into stock
index futures contracts because the prices of stock index futures contracts may   Galaxy II Large Company Index Fund
not always match the Galaxy II Large Company Index Fund movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the Adviser from closing out a futures contract when desired.
--------------------------------------------------------------------------------- ------------------------------------
MASTER-FEEDER RISK - Because the Fund invests substantially all of its assets     Pillar Equity Index Fund
Pillar Equity Index Fund in a separate mutual fund with the same investment objective, its investment returns depend upon the performance of that fund.
--------------------------------------------------------------------------------- ------------------------------------


         VOTING INFORMATION. The Pillar Board of Trustees is furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on April 30, 2001 will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pillar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Matters."

                               THE REORGANIZATION

         REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix I.

         The proposed Reorganization is expected to benefit Pillar Equity Index Fund shareholders by, among other things:

(i)      Significantly lowering Fund operating expenses;

(ii) Offering shareholders the opportunity to become part of a larger and more diverse family of more than thirty-five mutual funds. Many Pillar Equity Index Fund shareholders will be able to exchange their shares among most or all of those funds;

(iii) Offering shareholders the opportunity to invest in a larger Fund which can use its increased asset size to engage in block trading and other investment transactions on potentially more advantageous terms, and spread relatively fixed costs, such as legal fees, over a larger asset base;

(iv) Offering shareholders the opportunity to invest in a family of funds that has demonstrated the ability to attract new investors. Successful marketing and resulting fund growth, in turn, afford investors the benefits of economies of scale; and

(v) Offering shareholders the opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management resources and research capabilities.

         The Trustees also considered the future prospects of Pillar Funds if the Reorganization was not effected.

         DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Pillar Equity Index Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the SIF S&P 500 Index Fund a separate mutual fund with the same investment objective. The Reorganization Agreement provides that, subject to shareholder approval, the assets of the Pillar Equity Index Fund invested in the SIF S&P 500 Index Fund will be redeemed by Pillar and substantially all of those assets along with substantially all of the liabilities of the Pillar Equity Index Fund will be transferred to and acquired by the Galaxy II Large Company Index Fund in exchange for full and fractional shares of the Galaxy II Large Company Index Fund of equal value. Shareholders of Class A, Class B and Class I Shares of the Pillar Equity Index Fund will all receive Shares of the Galaxy II Large Company Index Fund. The Shares of the Galaxy II Large Company Index Fund issued by the Galaxy II Large Company Index Fund to the Pillar Equity Index Fund will have the same aggregate dollar value as the aggregate dollar value of the shares of the Pillar Equity Index Fund immediately prior to the effective time of the Reorganization. The Galaxy II Large Company Index Fund, unlike the Pillar Equity Index Fund, invests its assets directly in common stock of the companies comprising the S&P 500 Index.

         Immediately after the effective time of the Reorganization, the Pillar Equity Index Fund will distribute to its shareholders the Shares of the Galaxy II Large Company Index Fund received by the

Pillar Equity Index Fund in the Reorganization in liquidation of the Pillar Equity Index Fund. Each shareholder of record of the Pillar Equity Index Fund at the effective time of the Reorganization will receive Shares of the Galaxy II Large Company Index Fund with the same aggregate dollar value of the shares such shareholder held in the Pillar Equity Index Fund prior to the effective time of the Reorganization and will receive any unpaid dividends or distributions declared before the effective time of the Reorganization with respect to the Pillar Equity Index Fund.

         Galaxy II will establish an account for each former shareholder of the Pillar Equity Index Fund that will reflect the number of Galaxy II Large Company Index Fund Shares distributed to that shareholder. The Galaxy II Large Company Index Fund Shares issued in the Reorganization will be in uncertificated form.

         Please note that a vote for or against the Reorganization Agreement includes a vote for or against the Reorganization. If the Reorganization Agreement is approved and the transactions contemplated thereby are consummated, the Pillar Equity Index Fund will transfer substantially all of its assets and liabilities as of the effective time of the Reorganization, and all outstanding shares of the Pillar Equity Index Fund will be redeemed and cancelled in exchange for Shares of the Galaxy II Large Company Index Fund.

         The Reorganization is subject to a number of conditions, including approval by the Pillar Equity Index Fund's shareholders of the Reorganization Agreement and the related matters described in this Proxy/Prospectus; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Galaxy II's counsel addressed to Pillar indicating that the Galaxy II Large Company Index Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) of the 1940 Act; and the parties' performance in all material respects of their respective covenants and undertakings as described in the Reorganization Agreement. An application requesting relief with respect to Section 17(a) of the 1940 Act has been filed with the SEC, and it is expected that the SEC will issue an order granting such relief prior to the Reorganization.

         The Reorganization Agreement provides that Fleet Advisors or one of its affiliates will pay all expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be terminated at any time upon the mutual consent of both Pillar and Galaxy II, or by either Galaxy II or Pillar under certain conditions, and that officers of Galaxy II and of Pillar may amend the Reorganization Agreement as authorized by their respective Boards of Trustees.

         Fifteen additional portfolios of Pillar will not be part of the Reorganization, but are expected to be reorganized into corresponding portfolios of The Galaxy Fund. In addition it is expected that the Pillar High Yield Bond Fund will be closed and liquidated prior to the effective time of the Reorganization. If the Reorganization Agreement is approved by Pillar shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the reorganization of the fifteen additional portfolios is completed. Once the reorganizations and liquidation are complete, Pillar will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter terminated as a business trust under Massachusetts law.

         IF THE REORGANIZATION IS APPROVED, PILLAR EQUITY INDEX FUND SHAREHOLDERS WHO DO NOT WISH TO HAVE THEIR PILLAR EQUITY INDEX FUND SHARES EXCHANGED FOR GALAXY II LARGE COMPANY INDEX FUND SHARES AS PART OF THE REORGANIZATION SHOULD REDEEM THEIR SHARES PRIOR TO THE CONSUMMATION OF THE REORGANIZATION. IF YOU REDEEM YOUR SHARES, YOU MAY RECOGNIZE A TAXABLE GAIN OR LOSS BASED ON THE DIFFERENCE BETWEEN YOUR TAX BASIS IN THE SHARES AND THE AMOUNT YOU RECEIVE FOR THEM. IN ADDITION, IF YOU REDEEM YOUR SHARES PRIOR TO THE REORGANIZATION AND YOUR SHARES ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE, YOUR REDEMPTION PROCEEDS WILL BE REDUCED BY SUCH APPLICABLE SALES CHARGE.

         PILLAR BOARD CONSIDERATION. At a meeting held on February 27, 2001, the Pillar Board of Trustees was advised that Summit Bank and Fleet Advisors were considering recommending a consolidation of the Pillar Equity Index Fund with the Galaxy II Large Company Index Fund. The Pillar Board then met again on March 9, 2001 and April 6, 2001 to consider the Reorganization proposal offered by management of Summit Bank, Fleet Advisors and its affiliates. In preparation for each meeting, each of the Trustees on the Pillar Board was provided with detailed information about the Reorganization, Galaxy II and Fleet Advisors. These materials summarized the principal terms and conditions of the Reorganization. In addition, the Pillar Trustees received comparative information about the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund, including information concerning, but not limited to, the following matters: (1) the investment objectives and policies of the Galaxy II Large Company Index Fund; (2) advisory, distribution and other servicing arrangements of the Galaxy II Large Company Index Fund; (3) fund expenses (with and without giving effect to current expense limitations); and (4) performance of the Galaxy II Large Company Index Fund relative to peer groups. The Pillar Board also was provided with information about Fleet Advisors and its investment advisory capabilities.


         The Pillar Board of Trustees unanimously approved the Reorganization on April 6, 2001.

         During its deliberations, Pillar's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pillar Equity Index Fund, including (a) expected expense reductions for the Pillar Equity Index Fund, (b) the increase in the number of investment portfolio options that would be available to shareholders after the Reorganization, and (c) access to Galaxy II's well developed distribution network; (2) the capabilities, practices and resources of Fleet Advisors and the other service providers used by Galaxy II;
(3) the investment advisory and other fees paid by the Galaxy II Large Company Index Fund, and the historical and projected expense ratios of the Galaxy II Large Company Index Fund as compared with those of the Pillar Equity Index Fund;
(4) the investment objectives, policies and limitations of the Galaxy II Large Company Index Fund and their relative compatibility with those of the Pillar Equity Index Fund; (5) the historical investment performance records of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund, relative to each other and relative to peer groups; (6) the shareholder services offered by Galaxy II; (7) the larger asset base of The Galaxy Fund and Galaxy II relative to Pillar; (8) the strength of Galaxy II's brand identity; (9) the terms and conditions of the Reorganization Agreement; and (10) the anticipated tax consequences of the Reorganization for the Pillar Equity Index Fund and its shareholders. The Pillar Board also considered Fleet Advisors' belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, and enhance generally operational efficiencies and focus with respect to the mutual funds advised by Fleet Advisors. The Pillar Board also considered the viability of Pillar absent approval of the proposed Reorganization, including alternatives to the Reorganization.

         After consideration of the foregoing and other factors that they deemed relevant, the Pillar Trustees unanimously determined that the Reorganization is in the best interests of the shareholders of the Pillar Equity Index Fund, and that the interests of the existing shareholders of the Pillar Equity Index Fund will not be diluted as a result of such Reorganization.

         CAPITALIZATION The following table sets forth, as of October 31, 2000:
(1) the capitalization of the Pillar Equity Index Fund; (2) the capitalization of the Galaxy II Large Company Index Fund; and (3) the PRO FORMA capitalization of the Galaxy II Large Company Index Fund as adjusted to give effect to the Reorganization. The capitalizations of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund are likely to be different at the closing of the Reorganization (the "Closing") as a result of daily share purchase and redemption activity in the Pillar Equity Index Fund and Galaxy II Large Company Index Fund as well as the effects of the other ongoing operations of the respective Funds prior to the Closing.

                                    TABLE II

                     CAPITALIZATION (AS OF OCTOBER 31, 2000)

1. The table below reflects the capitalization as of October 31, 2000 and PRO FORMA capitalization information for the combination of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund.

----------------------- ------------------------- --------------------- ---------------------
                                                        GALAXY II
                              PILLAR EQUITY           LARGE COMPANY           PRO FORMA
                               INDEX FUND              INDEX FUND+          COMBINED FUND
----------------------- ------------------------- --------------------- ---------------------
   Total Net Assets           $1,863,637
                           (Class A Shares)
                             $25,449,190             $1,046,101,833         $1,082,643,856
                           (Class B Shares)             (Shares)               (Shares)
                              $9,229,196
                           (Class I Shares)
----------------------- ------------------------- --------------------- ---------------------
                               135,762
                           (Class A Shares)
                              1,875,525                25,775,973             26,676,466
  Shares Outstanding       (Class B Shares)             (Shares)               (Shares)
                               663,907
                           (Class I Shares)
----------------------- ------------------------- --------------------- ---------------------
                                $13.73
                           (Class A Shares)
    Net Asset Value             $13.57                   $40.58                 $40.58
       Per Share           (Class B Shares)             (Shares)               (Shares)
                                $13.90
                           (Class I Shares)
----------------------- ------------------------- --------------------- ---------------------

+        The Galaxy II Large Company Index Fund will be the accounting survivor for financial statement purposes.

         FEDERAL INCOME TAX CONSEQUENCES. The reorganization of the Pillar Equity Index Fund into the Galaxy II Large Company Index Fund is expected to be a "reorganization" under Internal Revenue Code section 368(a). Assuming that the transaction qualifies as such a "reorganization," then for federal income tax purposes: (i) no gain or loss will be recognized by the shareholders of the Pillar Equity Index Fund upon their receipt of the Galaxy II Large Company Index Fund Shares in exchange for such shareholders' shares of the Pillar Equity Index Fund; (ii) the basis of the Galaxy II Large Company Index Fund Shares received by the shareholders of the Pillar Equity Index Fund will be the same as the basis of the Pillar Equity Index Fund Shares surrendered by such shareholders pursuant to the Reorganization; and (iii) the holding period for the Galaxy II Large Company Index Fund Shares received by a Pillar Equity Index Fund shareholder will include the period during which such shareholder held the Pillar Equity Index Fund Shares surrendered in exchange therefor, provided that such Pillar Equity Index Fund shares are held as a capital asset in the hands of such shareholder on the date of the exchange. However, depending on the net asset value of the Pillar Equity Index Fund immediately before the effective time of the Reorganization, shareholders of the Pillar Equity Index Fund may receive taxable distributions or otherwise recognize capital gain as a result of the Pillar Equity Index Fund's redemption of its interest in the SIF S&P 500 Index Fund, as discussed further below.

         The Pillar Equity Index Fund will recognize captial gain or loss on the redemption of its interest in the SIF S&P 500 Index Fund, based on the difference between the value of that interest and the Pillar Equity Index Fund's tax basis in that interest. Based upon the current net asset value of the Pillar Equity Index Fund, it is anticipated that the Pillar Equity Index Fund will recognize a net captial loss on such redemption. However, if that net asset value increases sufficiently before the effective time of the Reorganization, the Pillar Equity Index Fund could recognize a net gain on such redemption. As discussed further below, such a gain would likely result in taxable distributions to the shareholder of the Pillar Equity Index Fund or otherwise cause them to recognize capital gain.

         Immediately before the Reorganization, the Pillar Equity Index Fund intends to declare and to pay as a dividend to shareholders some or all its previously undistributed net income and gains, if any, so as to avoid incurring any fund-level tax on those amounts. Assuming that the net asset value of the Pillar Equity Index Fund has not increased sufficiently before the effective time of the Reorganization to cause the Pillar Equity Index Fund to recognize a net gain on the redemption of its interest in the SIF S&P 500 Index Fund, the size of any dividend paid by the Pillar Equity Index Fund immediately before the effective time of the Reorganization should be commensurate with the size of dividends paid by the Pillar Equity Index Fund in the past. However, as noted above, the size of this dividend may be larger if an increase in the net asset value of the Pillar Equity Index Fund before the effective time of the Reorganization causes the Pillar Equity Index Fund to recognize net gain on the redemption of its interest in the SIF S&P 500 Index Fund.

         If the net asset value of the Pillar Equity Index Fund increases sufficiently prior to the effective time of the Reorganization as to cause the value of the Pillar Equity Index Fund's interest in the SIP S&P 500 Index Fund to exceed the Pillar Equity Index Fund's tax basis in that interest by a substantial amount, then the Pillar Equity Index Fund's distribution to its shareholders of the entire gain that it recognizes on the redemption of its interest in the SIF S&P 500 Index Fund might cause the Pillar Equity Index Fund to be considered to have failed to transfer "substantially all" of its assets to the Galaxy II Large Company Index Fund, and, as a result, the Reorganization might fail to qualify as a "reorganization" under Internal Revenue Code section 368(a). Generally, if 90% or more of the assets of a fund are transferred to the acquiring fund, the "substantially all" test is met. Below that 90% threshold, the application of the "substantially all" test may be somewhat uncertain. Moreover, although regular, normal dividends of a fund are disregarded for purposes of the 90% test, a distribution resulting from a sale of all the fund's assets might not be disregarded. Thus, if the gain recognized by the Pillar Equity Index Fund on its redemption of its interest in the SIF S&P 500 Index Fund exceeds 10% of the net asset value of the Pillar Equity Index Fund at that time, the distribution of all of that gain to shareholders of the Pillar Equity Index Fund might cause the Reorganization to fail to meet the "substantially all" test for "reorganization" status under Internal Revenue Code section 368(a). In that case, rather than actually distributing all of such gain, the Pillar Equity Index Fund intends to retain such gain amount as is necessary for it to meet the 90% test, and to elect to have that retained amount treated for federal income tax purposes as having been constructively distributed to shareholders and recontributed by them. Under this approach the Pillar Equity Index Fund would pay a fund-level tax on such retained gain, which would then be creditable to Pillar Equity Index Fund shareholders, thereby offsetting any tax liability they might incur on such constructive distributions.

         Consummation of the Reorganization is subject to the condition that Pillar and Galaxy II receive an opinion from Drinker Biddle & Reath LLP confirming the foregoing federal income tax consequences. Galaxy II and Pillar have not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

                   COMPARISON OF THE PILLAR EQUITY INDEX FUND
                                       AND
                       GALAXY II LARGE COMPANY INDEX FUND


         INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pillar Equity Index Fund are, in general, similar to those of the Galaxy II Large Company Index Fund. A detailed discussion of these objectives, policies and restrictions follows. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund which are incorporated by reference into this Proxy/Prospectus.

         INVESTMENT OBJECTIVES:

                  (a) PILLAR EQUITY INDEX FUND: seeks investment results that correspond to the S&P 500.

                  (b) GALAXY II LARGE COMPANY INDEX FUND: seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the S&P 500.

                  COMMENT: The Pillar Equity Index Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SIF S&P 500 Index Fund ("SIF Fund"), a separate mutual fund with the same investment objective. As a result, the Fund has an indirect interest in all of the securities owned by the SIF Fund and the Fund's investment results will be the same as those of the SIF Fund, adjusted for the Fund's expenses. The Fund's advisor monitors the performance of the SIF Fund and may choose to invest the Fund's assets in another mutual fund or manage the Fund directly if it determines that doing so would be in the best interest of the shareholders. The SIF Fund invests exclusively in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The SIF Fund normally invests in all of the stocks which comprise the S&P 500, except when changes are made to the S&P 500 itself. The SIF Fund's policy is to fully invest in common stocks and it is expected that cash reserves or other non-index securities would normally be less than 10% of net assets.

                  The SIF Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the SIF Fund's assets which are tracking the performance of the S&P 500, provided that the value of these contracts does not exceed 20% of the SIF Fund's total assets. The SIF Fund may only purchase those stock index futures contracts--such as future contracts on the S&P 500--that are likely to closely duplicate the performance of the S&P 500. The SIF Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on a national securities exchange with standardized maturity dates.

                  The SIF Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit or repurchase agreements involving such obligations. Such investments will not be used for defensive purposes. The SIF Fund may lend up to 20% of its assets to qualified institutions for the purpose of realizing additional income, however the SIF Fund has no present intention to lend its securities. The SIF Fund may invest in illiquid securities. The SIF Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis. In order to maintain liquidity during times of unusual market conditions, the SIF Fund may also invest temporarily in cash and cash items.

                  The Galaxy II Large Company Index Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P 500. The Fund invests substantially all (at least 80%) of its total assets in the common stock of companies included in the S&P 500. Normally, the Fund holds all 500 stocks in the S&P 500, and in approximately the same percentage as each stock is represented in the S&P 500. The Fund will only purchase a security that is included in the S&P 500 at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P 500 or to accommodate cash flows into and out of the Fund. The Fund, like the SIF Fund, also invests in stock index futures contracts in order to track the S&P 500 when the purchase of individual securities may be less efficient. The Fund may not engage in futures activities for other than bona fide hedging purposes if the aggregate initial margin deposits on its non-hedging futures contracts and premiums paid on its related options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses it has entered into. The Fund will hold very small temporary cash balances to efficiently manage transaction expenses. These cash balances generally are expected, under normal conditions, not to exceed 2% of the Fund's assets at any time (excluding amounts used as managed and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). Similar to the SIF Fund, the Fund may invest temporary cash balances in short-term securities of the U.S. Government or its agencies and instrumentalities ("U.S. Government securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government securities. The Fund may also hold these investments in connection with "U.S. Treasury rolls," which are not subject to the 2% limitation above. The Fund, like the SIF Fund, may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by Galaxy II's Board of Trustees. These loans may not exceed 33-1/3% of the Fund's total assets taken at value.

                  The SIF Fund's advisor makes no attempt to "manage" the Fund in the traditional sense, however, the SIF Fund's advisor may sell an investment if, in the judgment of the advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. The Galaxy II Large Company Index Fund will not sell a security which continues to be included in the S&P 500 due to such extraordinary events or adverse financial conditions. Both the Galaxy Large Company Index Fund and Pillar Equity

         Index Fund expect that the performance of the Fund, before Fund expenses, will track the performance of the S&P 500 within a .95 correlation coefficient.

         INVESTMENT ADVISORY SERVICES. Fleet Advisors serves as investment adviser to the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund and will continue to serve as investment adviser to the Galaxy II Large Company Index Fund upon consummation of the Reorganization. World Asset Management serves as investment adviser to the SIF Fund.

         The following table shows the contractual investment advisory fee ratios and the fee ratios after any fee waivers for the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund. The fee for the Pillar Equity Index Fund is as of October 31, 2000. The fee for the Galaxy II Large Company Index Fund represents the pro forma annualized advisory fee based upon fee arrangements that will be in place upon consummation of the Reorganization.

                                    TABLE III

                       INVESTMENT ADVISORY FEE INFORMATION

                                                                     GALAXY II LARGE COMPANY INDEX FUND
                                                                                ADVISORY FEES
                PILLAR EQUITY INDEX FUND                                     BEFORE/AFTER WAIVERS
                      ADVISORY FEES                                        (PRO FORMA AFTER GIVING
                  BEFORE/AFTER WAIVERS                                  EFFECT TO THE REORGANIZATION)
                  --------------------                                  -----------------------------
              Pillar Equity Index      0.75%/0.38%                         0.10%/0.10%
              SIF Fund                 0.03%/0.03%

         OTHER SERVICE PROVIDERS FOR THE PILLAR EQUITY INDEX FUND AND THE GALAXY II LARGE COMPANY INDEX FUND. Pillar and Galaxy II have different service providers. Upon completion of the Reorganization, Galaxy II will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                       PILLAR                                 GALAXY II
                                       ------                                 ---------

Distributor               SEI Investments Distribution Co.              PFPC Distributors, Inc.

Administrator             SEI Investments Mutual Funds Services         Fleet National Bank

Sub-Administrator         None                                          PFPC Inc.

Transfer Agent            State Street Bank and Trust Company           PFPC Inc.

Custodian                 Summit Bank                                   The Chase Manhattan Bank

Independent Auditors      Arthur Andersen LLP                           Ernst & Young LLP

         SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR PILLAR

         CLASS I SHARES. Class I Shares of the Pillar Equity Index Fund are offered at net asset value with no front-end or contingent deferred sales charges. Pillar's distributor receives no compensation for distribution of Class I shares.

         CLASS A SHARES. There is a maximum sales charge of 5.50% for Class A Shares of the Pillar Equity Index Fund. Sales charges are calculated as a percentage of the offering price per share on Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of $1,000,000 or more. However, purchases of $1,000,000 or more will be charged a 1.00% contingent deferred sales charge ("CDSC") if the shares are redeemed within 12 months from the date of purchase. See "Shareholder Transactions and Services of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Sales Charges, Reduction of Sales Charges and Exemptions" below.

         The distribution plan for Class A Shares provides that the Fund may pay Pillar's distributor a fee of up to 0.25% of the average daily net assets attributable to Class A Shares which the distributor can use to compensate brokers or dealers and service providers, including Fleet Bank and its affiliates, which provide distribution or shareholder services to Class A shareholders or their customers who beneficially own Class A Shares.

         CLASS B SHARES. There is a maximum CDSC of 5.50% for Pillar Equity Index Fund Class B shares. Sales charges are reduced the longer the shares are held. There is no sales charge for redemptions after the sixth year. See "Shareholder Transactions and Services of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Sales Charges, Reduction of Sales Charges and Exemptions" below.

         The distribution and service plan for Class B Shares provides that the Fund may pay Pillar's distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class B Shares, which the distributor can use to compensate brokers or dealers and service providers, including Fleet Bank and its affiliates, that provide distribution-related services to Class B shareholders or their customers who beneficially own Class B Shares. In addition, the Class B distribution and service plan provides that a Fund may pay the distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B Shares, which the distributor can use to compensate service providers, including Fleet Bank and its affiliates.

         SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR GALAXY II

         SHARES. Shares of the Galaxy II Large Company Index Fund are offered at net asset value with no front-end or contingent deferred sales charges. Galaxy II has not adopted a shareholder services plan or a distribution and services plan.

         ADMINISTRATION AGREEMENTS. Pillar has entered into an administration agreement (the "Pillar Administration Agreement") with SEI Investments Mutual Funds Services ("SEI"). Under the Pillar Administration Agreement, SEI provides administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities. Pillar pays SEI a fee, calculated daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Pillar Equity Index Fund:
0.20% on the first $3.5 billion of aggregate net assets; 0.16% on the next $1.5 billion of aggregate net assets; 0.14% on the next $1.5 billion of aggregate net assets; and 0.12% on the aggregate net assets in excess of $6.5 billion. SEI has voluntarily agreed to waive its fees for the Pillar Equity Index Fund.

         Galaxy II has entered into an administration agreement (the "Galaxy II Administration Agreement") with Fleet National Bank ("FNB"). Under the Galaxy II Administration Agreement, FNB has agreed to maintain office facilities for Galaxy II, furnish Galaxy II with statistical and research data, clerical, accounting, and bookkeeping services, provide Galaxy II with certain other services such as internal auditing services required by Galaxy II, and compute the net asset value and net income of the Galaxy II Large Company Index Fund. In addition, FNB prepares the Galaxy II Large Company Index Fund's annual and semi-annual reports to the SEC, the federal and state tax returns, and the filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Fund's financial accounts and records, and generally assists in all aspects of Galaxy II's operations. Pursuant to the Galaxy II Administration Agreement, FNB may delegate to another organization the performance of some or all of these services, in which case FNB will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. FNB has entered into a Sub-Administration Agreement with PFPC Inc. ("PFPC") pursuant to which PFPC has agreed to provide Galaxy II with the services which Galaxy II is entitled to receive under the Administration Agreement with FNB. For the services provided to Galaxy II, FNB is entitled to receive administration fees at the annual rates of 0.30% of the average daily net assets of the Galaxy II Large Company Index Fund. FNB bears all expenses in connection with its duties under the Galaxy II Administration Agreement and bears all of Galaxy II's expenses with the following exceptions: brokerage fees and commissions; fees and expenses of Trustees who are not officers, directors or employees of Fleet Advisors, FNB, PFPC Distributors, Inc. or any of their affiliates; taxes; interest; sub-account fees payable with respect to shares of the Funds held by defined contribution plans; and any extraordinary non-recurring expenses, including litigation to which Galaxy II may be a party.

         SHAREHOLDER TRANSACTIONS AND SERVICES OF THE PILLAR EQUITY INDEX FUND AND GALAXY II LARGE COMPANY INDEX FUND. This section compares the shareholder transactions and services of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

A.       SALES CHARGES, REDUCTION OF SALES CHARGES AND EXEMPTIONS

         Class I Shares of the Pillar Equity Index Fund and Shares of the Galaxy II Large Company Index Fund are offered at net asset value with no front-end or contingent deferred sales charges.

         There is a maximum sales charge of 5.50% of the offering price per share for Class A Shares of the Pillar Equity Index Fund. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

                                                     SALES CHARGE AS A                    SALES CHARGE AS A
AMOUNT OF TRANSACTION                                  PERCENTAGE OF                        PERCENTAGE OF
AT OFFERING PRICE                                      OFFERING PRICE                      NET ASSET VALUE
-----------------                                      --------------                      ---------------
$0 - $49,999                                               5.50%                                5.82%
$50,000 - $99,999                                          4.75%                                4.99%
$100,000 - $249,999                                        3.75%                                3.90%
$250,000 - $499,999                                        2.75%                                2.83%
$500,000 - $999,999                                        2.00%                                2.04%
$1,000,000 and over                                        0.00%                                0.00%

         There is no sales charge on purchases of Class A Shares of the Pillar Equity Index Fund of $1,000,000 or more. However, purchases of $1,000,000 or more will be charged a 1.00% CDSC if the shares are redeemed within 12 months from the date of purchase.

         The reduced sales charges on Pillar Class A Shares described above are available through:

1)       RIGHTS OF ACCUMULATION

         In calculating the appropriate sales charge rate, this right allows investors to add the value of Pillar Class A Shares they already own to the amount they are currently purchasing. The value of current purchases are combined with the current value of any Pillar Class A Shares purchased previously for (i) the investor's account, (ii) the investor's spouse's account,
(iii) a joint account with the investor's spouse, or (iv) a minor child's trust or custodial account. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use the right of accumulation.

2)       LETTER OF INTENT

         An investor may purchase Pillar Class A Shares at the sales charge rate applicable to the total amount of the purchases the investor intends to make over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at the same time. Pillar's transfer agent will hold in escrow 5% of the total amount the investor intends to purchase during the 13-month period and, if the investor has not completed the total intended purchase at the end of the period, Pillar's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).

3)       REINSTATEMENT PRIVILEGE

         An investor who has redeemed Class A Shares of the Pillar Equity Index Fund has a one-time right to reinvest the redemption proceeds in shares of any Pillar Fund at their net asset value as of the time of reinvestment. The reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. The investor must notify Pillar's transfer agent at the time the trade is placed that the transaction is a reinvestment.

4)       WAIVERS - PILLAR CLASS A SHARES

         No sales charge will be assessed on Pillar Class A Shares:

         (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which Pillar is a party;

         (b) sold to dealers or brokers that have a sales arrangement with Pillar's distributor, for their own account or for retirement plans for their employees;

         (c) sold to present employees of dealers or brokers that certify to Pillar's distributor at the time of purchase that such purchase is for their own account;

         (d) sold to present or retired employees of Summit Bancorp, or one of its affiliates and/or spouses of such employees;

         (e)    sold to present employees of service providers of Pillar;

         (f) sold to any qualified customer who has entered into an agreement with Fleet Advisors, its affiliates or correspondent banks;

         (g) sold to present or retired trustees of Pillar and their immediate families;

         (h) sold to present or retired directors of Summit Bancorp or its affiliates, and their immediate families;

         (i) sold to beneficial owners of Class I Shares whose interests are converted into Class A Shares; or

         (j) sold to 401(k) plans that have entered into service arrangements with Fleet Advisors, its affiliates or correspondent banks.

         The offering price for Class B Shares of the Pillar Equity Index Fund is the net asset value per share next determined after receipt of an order to purchase shares. There is a maximum contingent deferred sales charge of 5.50% for Pillar Class B shares if the shares are sold within six years of purchasing them. The CDSC is equal to the lesser of (1) the net asset value of the shares at the time of purchase, or (2) the net asset value of the shares next determined after Pillar receives a redemption request. There is no sales charge for redemptions after the sixth year. Class B Shares automatically convert to Class A Shares after eight years.

         Sales charges are reduced the longer the shares are held according to the following schedule:

                                                CONTINGENT DEFERRED SALES CHARGE
                                                     (AS % OF DOLLAR AMOUNT
                                                     SUBJECT TO THE CHARGE)
NUMBER OF YEARS ELAPSED SINCE PURCHASE
Less than one                                                5.50%
At least one but less than two                               5.50%
At least two but less than three                             5.00%
At least three but less than four                            4.00%
At least four but less than five                             3.00%
At least five but less than six                              2.00%
At least six but less than seven                             1.00%
At least seven but less than eight                            None
At least eight                                                None

WAIVERS - PILLAR CLASS B SHARES

         When Pillar Class B Shares are redeemed, shares that are not subject to a CDSC are redeemed first, followed by the shares that have been held the longest. A CDSC will not be assessed on Pillar Class B Shares purchased through reinvestment of dividends or capital gains distributions. CDSCs for Pillar Class B Shares are also waived for the following reasons:

  (a)   because of death or disability;
  (b)   to make certain required withdrawals from a retirement plan (including
        IRAs);
  (c) if an investor purchases shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investor paid either a front-end sales load or CDSC on the original shares redeemed (certain documentation may be required);
  (d) the redeemed shares were originally purchased through a bank trust department, a registered investment adviser, or retirement plans which have made certain arrangements with Pillar's distributor or any other financial institution, to the extent that no payments were advanced for purchases made through those institutions; or
  (e) shareholders who automatically reinvest their dividends and distributions may redeem up to 10% of the value of their shares each year.

B.       PURCHASE POLICIES

         The following charts compare existing purchase policies of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund:

                           MINIMUM INITIAL INVESTMENT

          PILLAR EQUITY INDEX FUND:                 GALAXY II LARGE COMPANY INDEX FUND:
               CLASS I SHARES                                     SHARES
                    None.                    $2,500 for regular accounts; $500 for retirement
                                             plan accounts; and $100 for college saving
               CLASS A SHARES                accounts.  There is generally no minimum investment
             Generally, $1,000.              for shareholders who participate in the Automatic
                                             Investment Program or in a salary reduction
               CLASS B SHARES                retirement plan.
                   $1,000

------------------------------------------------------------------------------------------------------------------------------------
                                MINIMUM SUBSEQUENT INVESTMENT


              PILLAR EQUITY INDEX FUND:                 GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                     SHARES
                    --------------                                     ------
                        None.                         Generally $100; $50 per month or $150 a
                                                      quarter through the Automatic Investment
                                                      Program and $40 a month or $125 a quarter
                                                      for Education IRAs using the Automatic
                                                      Investment Program; $100 through the
                    CLASS A SHARES                    College Investment Program ($50 if you
                    --------------                    use the Automatic Investment Program);
 Generally $100; $50 per month for accounts           and $25 per pay period using the Payroll
 using Systematic Investment Plan.                    Deduction Program.

                   CLASS B SHARES
                   --------------
Generally $100; $50 per month for accounts
using Systematic Investment Plan.

---------------------------------------------------------------------------------------------------------------

                                          PURCHASE METHODS

               PILLAR EQUITY INDEX FUND:                       GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                           SHARES
                    --------------                                           ------
Follow procedures established by broker or other      Through Galaxy II's distributor or a financial
institution through whom shares are owned.            institution that has an agreement with Galaxy II's
                                                      distributor; by mail; by telephone or by wire.

                    CLASS A SHARES
                    --------------
Directly through Pillar by mail, by telephone, by
wire, or by ACH; or through an authorized broker
or other institution.

                    CLASS B SHARES
                    --------------
Directly through Pillar by mail, by telephone, by
wire, or by ACH; or through an authorized broker
or other institution.

-------------------------------------------------------------------------------------------

C.       REDEMPTION PROCEDURES

         The following charts compare existing redemption procedures of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund.

          THROUGH AN AUTHORIZED BROKER-DEALER OR OTHER FINANCIAL INSTITUTION OR ADVISER:

         PILLAR EQUITY INDEX FUND:                  GALAXY II LARGE COMPANY INDEX FUND:
               CLASS I SHARES                                     SHARES
               --------------                                     ------
                    Yes.                                           Yes.

               CLASS A SHARES
                    Yes.

               CLASS B SHARES
                    Yes.


------------------------------------------------------------------------------------------------------------------------------------


                       -23-

                                    BY MAIL:

               PILLAR EQUITY INDEX FUND:                            GALAXY II LARGE COMPANY INDEX FUND:
                     CLASS I SHARES                                               SHARES
                     --------------                                               ------
Follow procedures established when account was opened               Yes; Customers of financial institutions should
or procedures of broker or other institution                        contact their institution for information on how to
through whom shares are owned.                                      sell shares.

                     CLASS A SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly.

                     CLASS B SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly.


----------------------------------------------------------------------------------------------------------------
                                  BY TELEPHONE:

               PILLAR EQUITY INDEX FUND:                            GALAXY II LARGE COMPANY INDEX FUND:
                     CLASS I SHARES                                              SHARES
                     --------------                                              ------
Follow procedures established when account was opened               Yes; Customers of financial institutions should
or procedures of broker or other institution                        contact their institution for information on how to
through whom shares are owned.                                      sell shares.


                     CLASS A SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly.

                     CLASS B SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly.


----------------------------------------------------------------------------------------------------------------


                                      -24-

                                    BY WIRE:

               PILLAR EQUITY INDEX FUND:                            GALAXY II LARGE COMPANY INDEX FUND:
                     CLASS I SHARES                                              SHARES
                     --------------                                              ------
Follow procedures established when account was opened               Yes; Customers of financial institutions should
or procedures of broker or other institution through                contact their institution for information on how to
whom shares are owned.                                              sell shares (sales proceeds must be more than $1,000).

                     CLASS A SHARES
                     --------------
Follow procedures of broker or other institution through whom shares are owned; no, for shares held directly.

                     CLASS B SHARES
                     --------------
Follow procedures of broker or other institution through whom shares are owned; no, for shares held directly.

----------------------------------------------------------------------------------------------------------------

                         BY SYSTEMATIC WITHDRAWAL PLAN:

               PILLAR EQUITY INDEX FUND:                            GALAXY II LARGE COMPANY INDEX FUNDS:
                     CLASS I SHARES                                               SHARES
                     --------------                                               ------
Follow procedures established when account was opened               Yes (except that the account must have a minimum
or procedures of broker or other institution through                balance of at least $10,000). Customers of financial
whom shares are owned.                                              institutions must follow procedures established by their
                                                                    institution.


                     CLASS A SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly
(except the account must have a value of at least $2,000).

                     CLASS B SHARES
                     --------------
Follow procedures of broker or other institution through
whom shares are owned; yes, for shares held directly
(except the account must have a value of at least $2,000).

------------------------------------------------------------------------------------------------------------------------------------


                                      -25-

                             BY ELECTRONIC TRANSFER:

               PILLAR EQUITY INDEX FUND:                            GALAXY II LARGE COMPANY INDEX FUND:
                     CLASS I SHARES                                              SHARES
                     --------------                                              ------
Follow procedures established when account was opened               No; Customers of financial institutions must follow
or procedures of broker or other institution through                procedures established by their institution or
whom shares are owned.                                              employer sponsored plan.

                     CLASS A SHARES
                     --------------

Follow procedures of broker or other institution through whom shares are owned; no, for shares held directly (except if using the Systematic Withdrawal Plan).

                     CLASS B SHARES
                     --------------
Follow procedures of broker or other institution through whom shares are owned; no, for shares held directly.
-----------------------------------------------------------------------------------------------------------------------------------

         The Pillar Equity Index Fund may redeem Class A Shares or Class B Shares in a shareholder's account if the balance in the Pillar Equity Index Fund drops below $1,000 because of redemptions. The shareholder will be given 60 days to add to the account to avoid the sale of remaining shares.

         Galaxy II may redeem Shares if the balance in a shareholder's account (other than a retirement plan account) falls below $250 as a result of selling or exchanging shares. In such event, Galaxy II will provide shareholders with 60 days' written notice of such fact. If such shareholder does not re-establish the required minimum balance within such period the account will be closed.

D.       ADDITIONAL SHAREHOLDER SERVICES

     The following chart compares the Systematic/Automatic Investment Plans offered by Pillar and Galaxy II.

                PILLAR EQUITY INDEX FUND:                           GALAXY II LARGE COMPANY INDEX FUND:
                     CLASS I SHARES                                              SHARES
                     --------------                                              ------
Follow procedures established by broker or other                    Yes ($50 per month or $150 per quarter minimum initial
institution through whom shares are owned.                          and subsequent investment for regular accounts, $40 or
                                                                    $125 per quarter minimum initial and subsequent
                                                                    investment for Education IRAs). Customers of
                                                                    financial institutions must follow procedures
                                                                    established by their institution or employer
                                                                    sponsored plan.
                     CLASS A SHARES
                     --------------
Yes (at least $50 per month subsequent investment).

                     CLASS B SHARES
                     --------------
Yes (at least $50 per month subsequent investment).
------------------------------------------------------------------------------------------------------------------------------------

E.       SHARE EXCHANGES

The following charts compare exchange procedures of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund.

               THROUGH AN AUTHORIZED BROKER-DEALER OR OTHER FINANCIAL INSTITUTION OR ADVISER:

              PILLAR EQUITY INDEX FUND:                             GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                               SHARES
                    --------------                                               ------
                         Yes.                                                     Yes.

                    CLASS A SHARES
                    --------------
                         Yes.

                    CLASS B SHARES
                    --------------
                         Yes.

------------------------------------------------------------------------------------------------------------------------------------

                                    BY MAIL:

              PILLAR EQUITY INDEX FUND:                             GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                                SHARES
                    --------------                                                ------
           Yes, for shares owned directly.                                         Yes.

                    CLASS A SHARES
                         Yes.

                    CLASS B SHARES
                         Yes.
------------------------------------------------------------------------------------------------------------------------------------

                                               BY TELEPHONE:

              PILLAR EQUITY INDEX FUND:                             GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                                SHARES
                    --------------                                                ------
           Yes, for shares owned directly.                                         Yes.


                    CLASS A SHARES
                    --------------
                         Yes.

                    CLASS B SHARES
                    --------------
                         Yes.

------------------------------------------------------------------------------------------------------------------------------------


                                      -27-

                                                 MINIMUM:

              PILLAR EQUITY INDEX FUND:                             GALAXY II LARGE COMPANY INDEX FUND:
                    CLASS I SHARES                                                SHARES
                    --------------                                                ------
None, unless required by terms                                                     $100
established by a broker or other institution.

                    CLASS A SHARES
                    --------------
                        None.

                    CLASS B SHARES
                    --------------
                        None.
------------------------------------------------------------------------------------------------------------------------------------

F. PRICING OF SHARES FOR THE PILLAR EQUITY INDEX FUND AND GALAXY II LARGE COMPANY INDEX FUND

         The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Pillar Equity Index Fund or Galaxy II Large Company Index Fund receives your purchase order plus, in the case of Pillar Class A Shares, the applicable front-end sales charge.

         For processing purchase and redemption orders, the NAV per share of each of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund is calculated each business day at the close of regular trading on the New York Stock Exchange for that day (usually 4:00 p.m., Eastern time). A business day is any day on which the New York Stock Exchange is open.

G.       DIVIDENDS

         The Pillar Equity Index Fund distributes its income quarterly. Dividends for the Galaxy II Large Company Index Fund are declared and paid annually.

         FEES AND EXPENSES. The following table: (a) compares the fees and expenses as of most recent fiscal year end for each of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund; and (b) shows the estimated fees and expenses for the combined Funds on a PRO FORMA basis after giving effect to the Reorganization. The purpose of this table is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but actual expenses may be greater or less than those shown.

                   PILLAR EQUITY INDEX FUND - CLASS I SHARES,
                        CLASS A SHARES AND CLASS B SHARES

                   GALAXY II LARGE COMPANY INDEX FUND - SHARES

         As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after any applicable fee waivers) borne by former shareholders of the Pillar Equity Index Fund is as follows:

         Class I Shares - decrease 0.32%    Class B Shares - decrease 1.32%
         Class A Shares - decrease 0.57%

                                                                                          GALAXY II LARGE
                                                            PILLAR EQUITY                     COMPANY          COMBINED FUND
                                                              INDEX FUND                     INDEX FUND          PRO FORMA
                                               ---------------------------------------  ----------------------------------------
                                                 CLASS I       CLASS A       CLASS B
                                                 SHARES        SHARES        SHARES            SHARES              SHARES
                                                 ------        ------        ------            ------              ------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price)...      None         5.50%(1)       None             None                None
     Maximum Sales Load Imposed on
       Reinvested Dividends..................      None          None          None             None                None
     Maximum Deferred Sales Load (as a
       percentage of redemption proceeds)....      None          None(2)      5.50%(3)          None                None
     Redemption Fees.........................      None          None          None             None                None
     Exchange Fee............................      None          None          None             None                None

ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets):
     Management Fees (before waivers)........     0.78%(4)      0.78%(4)      0.78%(4)          0.10%               0.10%
     Distribution and Service (12b-1) Fees...      None         0.25%         1.00%             None                None
     Other Expenses (before waivers).........     0.91%(5)      0.91%(5)      0.91%(5)          0.37%               0.37%
                                                  ------        ------        -----             -----               -----

Total Fund Operating Expenses (before
waivers)                                          1.69(6)       2.94(6)       2.69%(6)          0.47%               0.47%
                                                  ======        ======        ======            =====               =====

-----------------
(1) This sales charge varies depending on how much is invested. Reduced sales charges may be available. See "Shareholder Transactions and Services of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund."
(2) Except for investments of $1,000,000 or more. See "Shareholder Transactions and Services of the Pillar
     Equity Index Fund and Galaxy II Large Company Index Fund."
(3) This sales charge is imposed if Class B Shares of the Pillar Equity Index Fund are sold within 1 year of purchase and decreases over time depending on how long the shares are owned. Class B Shares of the Pillar Equity Index Fund will automatically convert to Class A Shares of the Fund eight years after purchase. See "Shareholder Transactions and Services of the Pillar Equity Index Fund and Galaxy II Large Company Index Fund."
(4)  Management Fees (after waivers) would be:

                                                      CLASS I           CLASS A            CLASS B
                                                       SHARES            SHARES             SHARES
                                                       ------            ------             -----
     Pillar Equity Index Fund                          0.38%             0.38%              0.38%

(5)  Other Expenses (after waivers) would be:
                                                       CLASS I           CLASS A            CLASS B
                                                       SHARES            SHARES             SHARES
                                                       ------            ------             -----
     Pillar Equity Index Fund                          0.42%             0.42%              0.42%

(6) As a result of fee waivers, Total Fund Operating Expenses are expected to be less than the amounts shown above. These waivers may be revised or discontinued at any time.


     Total Fund Operating Expenses (after waivers) would be:
                                                       CLASS I           CLASS A            CLASS B
                                                       SHARES            SHARES             SHARES
                                                       ------            ------             -----
     Pillar Equity Index Fund                          0.80%             1.05%              1.80%


EXAMPLES

These examples help you compare the cost of investing in the respective Funds. The examples assume:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Funds
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Funds' operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Funds' actual rate of return, based on these assumptions your costs would be:

                                                       1 YEAR            3 YEARS            5 YEARS         10 YEARS
                                                       ------            -------            -------         --------
PILLAR EQUITY INDEX FUND
     Class I Shares                                    $172               $ 533             $1,918           $1,998
     Class A Shares                                    $736              $1,126             $1,539           $2,690
     Class B Shares(1)                                 $822              $1,235             $1,625           $2,838
GALAXY II LARGE COMPANY INDEX FUND
     Shares                                            $ 48               $ 151              $ 263            $ 591
COMBINED FUND PRO FORMA
     Shares                                            $ 48               $ 151              $ 263            $ 591

If you hold Class B Shares of the Pillar Equity Index Fund, you would pay the following expenses if you didn't sell your shares:
PILLAR EQUITY INDEX FUND
     Class B Shares(1)                                 $278               $ 835             $1,425           $2,838

(1) Assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

         PERFORMANCE COMPARISONS OF THE PILLAR EQUITY INDEX FUND AND GALAXY II LARGE COMPANY INDEX FUND. The following section provides a comparison of the total return performance of the Pillar Equity Index Fund and the Galaxy II Large Company Index Fund and is followed by the Management Discussion of Galaxy II Large Company Index Fund Performance which was included in the Galaxy II Annual Report for the fiscal year ended March 31, 2000.

         The total returns of the Galaxy II Large Company Index Fund are competitive with those of the Pillar Equity Index Fund as shown below. Performance shown is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance of the Pillar Equity Index Fund Class A Shares reflects the maximum front-end sales charge of 5.5% and performance of the Class B Shares reflects the contingent deferred sales charge (5.5% maximum declining to 0% after six years).


                            TOTAL RETURN PERFORMANCE
                             (AS OF MARCH 31, 2001)

                                                                             GALAXY II LARGE
                       PILLAR EQUITY    PILLAR EQUITY     PILLAR EQUITY         COMPANY
                        INDEX FUND        INDEX FUND        INDEX FUND         INDEX FUND
                     ----------------  ----------------  ----------------  ------------------
                      CLASS I SHARES    CLASS A SHARES    CLASS B SHARES         SHARES
                     ----------------  ----------------  ----------------  ------------------
1 Year                  -22.63%           -27.04%            -27.53%             -12.54%
5 Years                  12.17%            10.62%             11.29%              13.81%
10 Years                 12.95%            12.15%             12.63%              13.99%
Since Inception      13.77% (7/31/85)  13.26% (7/31/85)  13.56% (7/31/85)     2.80% (10/1/90)

Best Quarter          19.60%/Q4'98      19.38%/Q4'98      19.35%/Q4'98          21.24%/Q4'98
Worst Quarter        -12.64%/Q3'98     -13.07%/Q3'98     -12.98%/Q3'98         -11.93%/Q1'01

         MANAGEMENT DISCUSSION OF GALAXY II LARGE COMPANY INDEX FUND
         PERFORMANCE.

Portfolio Reviews

[Photo]

G. Jay Evans became manager of the Galaxy II Large Company Index Fund, the Galaxy II Small Company Index Fund and the Galaxy II Utility Index Fund in July 1998. He had previously managed these funds until March of 1996 and has managed the Galaxy Equity Value Fund since April 1992.

Galaxy Fund II
Large Company Index Fund

By G. Jay Evans, CFA
Portfolio Manager

         The Galaxy II Large Company Index Fund seeks to match, before deduction of operating expenses, the price and yield performance of large-capitalization stocks as represented by the S&P-Registered Trademark- 500 Index. By investing in publicly traded U.S. stocks according to their representation in the S&P-Registered Trademark- 500 Index, the Fund is also structured to deliver the same volatility and risk as the Index.

         For the 12 months ended March 31, 2000, the S&P-Registered Trademark-500 Index had a total return of 17.93%, and the Galaxy II Large Company Index Fund had a total return of 17.20% (after the deduction of operating expenses.) The Fund's 12-month performance represents a correlation coefficient of 99.994%. The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period.

Technology Drives Market

         Large-capitalization stocks offer greater liquidity and, often, market dominance that investors prize during periods of competitive pricing and slower demand. Many of these stocks are global competitors sensitive to foreign investment, currency swings, and economic developments overseas. Generally, these and other characteristics earn large-cap stocks higher valuations. During periods of rising confidence and earnings acceleration, however, they may lose leadership to companies with smaller capitalizations as investors seek higher returns in the broader market.

         Such was the case over the past 12 months. Although the returns for large-cap shares far exceeded their historic averages, an improving economic picture helped small-and mid-cap stocks outperform the large-cap sector. During the first four months of the period, economic recovery overseas and strong consumer spending at home encouraged investors to take advantage of the attractive valuations that had become available in the small- and mid-cap sectors. Although concerns about higher interest rates, inflation, and earnings introduced uncertainties in the second half of 1999, the extraordinary gains by technology shares helped small-cap and mid-cap shares outperform for the reporting period as a whole.

Market May Broaden

         With Fed policy supporting the large-cap sector, large-cap stocks will probably continue to sell at a price-to-earnings premiums in the months to come. Eventually, however, higher interest rates should slow economic growth. As rates peak, investors may look for further opportunities in the small-cap sector. Large-cap shares, which have dominated the Internet through brand-name recognition, may also suffer as a more level playing field on the Internet opens competitive opportunities for smaller firms.

Galaxy II Large Company Index Fund

Distribution of Total Net Assets as of March 31, 2000

[The following table was originally a pie chart in the printed materials.]


U.S. Government Obligations, Repurchase
   Agreement and Net Other Assets and Liabilities            1%
Basic Materials                                              2%
Utilities                                                    8%
Energy                                                       6%
Technology                                                  35%
Consumer Staples                                            15%
Consumer Cyclical                                           12%
Finance                                                     13%
Industrial                                                   8%

Galaxy II Large Company Index Fund

Growth of $10,000 investment*

[The following table was originally a mountain graph in the printed materials.]

                                                     Galaxy II
                   S&P-Registered Trademark- 500   Large Company
                             Index                  Index Fund
Oct. 1, 90                  $10,000                   $10,000
3/92                         14,255                    13,539
3/93                         15,570                    15,526
3/94                         16,396                    15,683
3/95                         19,255                    18,048
3/96                         25,067                    23,787
3/97                         31,364                    28,383
3/98                         44,244                    41,806
3/99                         53,902                    49,395
3/00                         61,554                    57,893

Average Annual Total Returns

Years ended March 31, 2000          1 Year        3 Years        5 Years      Life of Fund
------------------------------- ------------- -------------- -------------- -----------------
Large Company Index Fund
(Inception date 10/1/90)            17.20%         26.82%        26.25%          20.31%

         SHARE STRUCTURE. Both Pillar and Galaxy II are registered as open-end management investment companies under the 1940 Act. Currently, Pillar offers seventeen funds. Galaxy II currently offers five funds and will continue to offer five funds after the Reorganization.

         Pillar was organized as a Massachusetts business trust on September 9, 1991 and it is subject to the provisions of its Declaration of Trust and By-Laws. Galaxy II was organized as a Massachusetts business trust on February 22, 1990 and is subject to the provisions of its Declaration of Trust and By-Laws. Pillar's Declaration of Trust authorizes the Board of Trustees to offer separate series of units of beneficial interest of Pillar and different classes of shares of each series. Pillar shares have no par value. Galaxy II's Declaration of Trust authorizes the Board of Trustees to divide the beneficial interest in Galaxy II into one or more separate and distinct series with an unlimited number of full and fractional shares ($0.001 par value per share). Each share of Pillar and Galaxy II represents an equal proportionate interest in the related investment portfolio with other shares of the same class (if applicable) and is entitled to dividends and distributions on the assets belonging to such investment portfolio as are declared in the discretion of the Board of Trustees of Pillar or Galaxy II, as the case may be. Shares of both Pillar and Galaxy II are entitled to one vote for each full share held and fractional votes for fractional shares held.

         In accordance with Pillar's Declaration of Trust, Shares are voted by individual series or class, except 1) when the 1940 Act requires a matter to be voted in the aggregate and not by individual series or class, and 2) when the Trustees have determined that a matter affects only the interests of one or more series or class, then only shareholders of such series or class may vote on the matter. There is no cumulative voting with respect to Pillar Shares.

        In accordance with Galaxy II's Declaration of Trust and Rule 18f-2 of the 1940 Act, all Galaxy II shareholders will vote separately on a Fund-by-Fund basis and not together in the aggregate except, when required by the 1940 Act shares will be voted in the aggregate or, when the Board of Trustees has determined that the matter affects the interests of one or more Funds, then only the shareholders of such Fund(s) will be entitled to vote on such matter. There is no cumulative voting with respect to Galaxy II shares.

         Additional information concerning the attributes of the shares issued by Pillar and Galaxy II is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Pillar Equity Index Fund and the Galaxy II Large Company Index Funds can be found under "Comparison of Pillar Equity Index Fund and Galaxy II Large Company Index Fund - Shareholder Transactions and Policies" above.

         COMPARISON OF TRUST STRUCTURE. Both Pillar and Galaxy II are organized as Massachusetts business trusts. Under Massachusetts law, interest holders of a Massachusetts business trust like Pillar and Galaxy II, under certain circumstances, could be held personally liable for the obligations of the trust. Each of Pillar and Galaxy II have provisions in their Declaration of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interest holder incurring a financial loss on account of interest holder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


                 LIQUIDATION OF THE PILLAR HIGH YIELD BOND FUND

         GENERAL INFORMATION. At a meeting of the Board of Trustees of Pillar on March 9, 2001, the Board concluded that it is in the best interests of shareholders of the Pillar High Yield Bond Fund to close and liquidate the Fund. It is expected that the Pillar High Yield Bond Fund will be closed and liquidated in August 2001. The Board reached this determination after considering the relatively small size of the Pillar High Yield Bond Fund, the incompatibility of the Pillar High Yield Bond Fund's master-feeder structure with the structure of the Galaxy complex of funds, and Fleet Advisors' concern that the Pillar High Yield Bond Fund could not be operated on a competitive basis from an expense standpoint. Liquidation of the Pillar High Yield Bond Fund does not require shareholder approval. Each shareholder who receives a liquidating distribution will recognize gain or loss for federal income tax purposes equal to the excess of the amount of the distribution over the shareholder's tax basis in the Pillar High Yield Bond Fund's shares. Assuming that the shareholder holds such shares as capital assets, such gain or loss will be capital gain or loss and will be long-term or short-term capital gain depending on the shareholder's holding period for the shares.

                    APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         BACKGROUND. As mentioned previously, on March 1, 2001, Summit Bancorp merged with and into FleetBoston in the Holding Company Merger. The Holding Company Merger effected a change in control of Summit Bank, the investment adviser to Pillar, which in turn caused an automatic termination under the 1940 Act of the investment advisory agreement between Summit Bank and Pillar, on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund. In anticipation of the termination of the advisory agreement, the Board of Trustees of Pillar approved a new investment advisory agreement, on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, between Pillar and Fleet Advisors (the "New Advisory Agreement") with an amendment containing certain interim provisions (the New Advisory Agreement and the amendment together are referred to as the "Interim Advisory Agreement"). An interim advisory agreement that has not been approved by shareholders can remain in effect for no more than 150 days in accordance with provisions of the 1940 Act and, therefore, the Interim Advisory Agreement will expire on July 29, 2001.

         Prior to the Holding Company Merger, Summit Bank served as investment adviser to the Pillar Equity Index Fund and Pillar High Yield Bond Fund pursuant to an investment advisory agreement dated April 28, 1996. The agreement was approved by shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund on March 1, 1996 and was last approved by the Pillar Board of Trustees on February 27, 2001 (the "Prior Advisory Agreement").


         Under the Prior Advisory Agreement, Summit was entitled to receive fees payable monthly at the annual rate of 0.75% and 0.60%, based on the average daily net assets of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, respectively. For the fiscal year ended December31, 2000 Summit Bank received $133,000 and $44,000 in advisory fees on behalf of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, respectively.

         The Board of Trustees of Pillar proposes that shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund approve the New Advisory Agreement to replace the Interim Advisory Agreement and to meet the requirements of the 1940 Act. The terms and conditions of the New Advisory Agreement, including fee rates, are substantially similar to those of the Prior Advisory Agreement. Pending approval of the New Advisory Agreement, fees payable by the Pillar Funds to Fleet Advisors under the Interim Advisory Agreement are being held in escrow. If the New Advisory Agreement is approved by shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, the amounts held in escrow (including interest) with respect to the Pillar Equity Index Fund and Pillar High Yield Bond Fund will be paid to Fleet Advisors. If the New Advisory Agreement is not approved by shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund, Fleet Advisors will be entitled to receive, with respect to the Pillar Equity Index Fund and Pillar High Yield Bond Fund, the lesser of (i) any costs incurred by Fleet Advisors in performing its duties (plus interest earned on that amount while held in escrow), or (ii) the total amount in the escrow account (plus interest). If the New Advisory Agreement is approved, it will remain in effect until, with respect to the Pillar Equity Index Fund, the consummation of the Reorganization of the Pillar Equity Index Fund and with respect to the Pillar High Yield Bond Fund, the liquidation of the Pillar High Yield Bond Fund. If the New Advisory Agreement is not approved, any fees remaining in escrow will be returned and management will consider what actions should be taken with respect to management of the assets of the Pillar Equity Index Fund or Pillar High
Yield Bond Fund, as applicable, until new investment advisory arrangements are approved by the Fund's shareholders.

         It is important to note that the Pillar Equity Index Fund and Pillar High Yield Bond Fund shareholders will NOT experience any increased advisory fees as a result of the New Advisory Agreement. The investment advisory fees paid under the New Advisory Agreement are identical to those paid under the Prior Advisory Agreement.

         NEW ADVISORY AGREEMENT. The terms and conditions of the New Advisory Agreement, the form of which is attached as Appendix II, are substantially similar in all material respects to the Prior Advisory Agreement. The terms and conditions of the New Advisory Agreement are also identical to the Interim Advisory Agreement except for the effective dates, termination dates and certain fee escrow provisions. The description of the New Advisory Agreement set forth in this Proxy/Prospectus is qualified in its entirety by reference to Appendix
II. Although some of the wording of the New Advisory Agreement differs from the Prior Advisory Agreement in describing Fleet Advisors' duties and obligations, the duties and obligations of Fleet Advisors are substantially the same.

         Under the terms of the New Advisory Agreement, Fleet Advisors will continue to provide the services and receive compensation under the same terms as provided for by the Interim Advisory Agreement and the Prior Advisory Agreement. Subject to supervision by Pillar's Board of Trustees, Fleet Advisors manages the investment operations of the Pillar Equity Index Fund and Pillar High Yield Bond Fund and the composition of their investment portfolios, including the purchase, retention and disposition of investments for the Pillar Equity Index Fund and Pillar High Yield Bond Fund, in accordance with its investment objectives, policies and restrictions. Fleet Advisors places orders for trades of securities with brokers and dealers in accordance with policies set by Pillar's Board of Trustees, giving primary consideration to securing the most favorable price and efficient execution. Fleet Advisors may consider the financial responsibility of, and research and investment information and other services provided by, brokers or dealers in selecting them to execute transactions. Fleet Advisors may effect brokerage transactions through its affiliates if approved by Pillar's Board of Trustees and subject to rules and regulations of the SEC. The New Advisory Agreement unlike the Prior Advisory Agreement provides for the employment of an investment sub-adviser so long as the compensation of such adviser is paid for by the Pillar Funds' investment adviser.

         For the services provided under the New Advisory Agreement, Fleet Advisors will be entitled to receive fees, payable monthly, at the identical annual rates, as provided in the Prior Advisory Agreement discussed above.

         Fleet Advisors bears all expenses of preparing, printing and mailing reports, prospectuses, statements of additional information, and sales literature to prospective clients of the Pillar Funds to the extent such expenses are not borne by the Pillar Equity Index Fund or Pillar High Yield Bond Fund under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Fleet Advisors also bears any expenses that would exceed any expense limitations imposed on investment companies in any jurisdiction, but will not, however, bear expenses of the Pillar Equity Index Fund or Pillar High Yield Bond Fund that prevent either Fund from qualifying as a regulated investment company under the Code.

         Fleet Advisors will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or any act or omission by itself or any sub-adviser in carrying out its duties under the New Advisory Agreement or any investment sub-advisory agreement, except a loss resulting from Fleet Advisors' own willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard by Fleet Advisors of its obligations under the New Advisory Agreement, except as may be provided for under provisions of applicable state law which cannot be waived or modified.

         If the Reorganization is approved, the New Advisory Agreement for the Pillar Equity Index Fund will terminate upon consummation of the Reorganization and the New Advisory Agreement for the Pillar High Yield Bond Fund will terminate upon liquidation of such Fund. If the Reorganization is not approved by shareholders of the Pillar Equity Index Fund, the New Advisory Agreement will terminate with respect to such Pillar Fund on March 1, 2003, unless its continuance is approved at least annually (i) by the vote of a majority of Pillar's Trustees who are not interested persons of any party to the New Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by Pillar's Board of Trustees or by a vote of the outstanding voting securities of the Pillar Fund. The New Advisory Agreement may be terminated as to any Pillar Fund at any time, without payment of any penalty, by vote of a majority of Pillar's Trustees or a majority of the outstanding voting securities of a Pillar Fund on 60 days written notice to Fleet Advisors, or by Fleet Advisors at any time, without payment of any penalty, on 60 days written notice to Pillar. The Prior Advisory Agreement may be terminated as to any Pillar Fund at any time, without the payment of any penalty by vote of a majority of the Trustees of Pillar or by vote of a majority of the outstanding voting securities of a Pillar Fund on not less than 30 days nor more than 60 days written notice to the adviser, or by the adviser at any time without the payment of any penalty, on 90 days written notice to the Trust. The New Advisory Agreement will automatically terminate in the event of its assignment.

         PILLAR BOARD CONSIDERATION. The New Advisory Agreement was unanimously approved by Pillar's Board of Trustees and by a majority of those Trustees who are not "interested persons" (as that term is defined in the 1940 Act) at a meeting of the Board held on February 27, 2001. In recommending that shareholders of the Pillar Equity Index Fund and Pillar High Yield Bond Fund approve the New Advisory Agreement, the Board considered the following factors to be of greatest importance with respect to each agreement: (i) the fact that the compensation payable under the New Advisory Agreement will be at the same rate as the compensation payable under the Prior Advisory Agreement; (ii) the performance record of Fleet Advisors; (iii) the nature and quality of services expected to be rendered by Fleet Advisors; (iv) the history, reputation, qualifications and background of personnel of Fleet Advisors and their respective financial conditions; and (v) other factors deemed relevant, including the amount of the advisory fee in comparison to the advisory fees charged by other investment advisers to similar funds. The Board also determined that (i) the scope and quality of services to be provided under the New Advisory Agreement will be at least equivalent to the scope and quality of services under the Prior Advisory Agreement.

         INFORMATION ABOUT FLEET ADVISORS. Fleet Advisors, an indirect wholly owned subsidiary of FleetBoston, was established in 1984. Fleet Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and maintains its main office at 100 Federal Street, Boston, Massachusetts 02110. FleetBoston also maintains its main office at 100

Federal Street, Boston, Massachusetts 02110. In addition to providing investment advisory services to the Pillar Funds and the Galaxy Funds, Fleet Advisors provides investment management and advisory services to individual and institutional clients. As of December 31, 2000, Fleet Advisors managed over $99 billion in assets.

         Set forth below are the names and principal occupations of the directors and the principal executive officer of Fleet Advisors:

NAME AND ADDRESS                  POSITION WITH FLEET ADVISORS               PRINCIPAL OCCUPATION
----------------                  ----------------------------               --------------------
Keith T. Banks                Director, Chief Executive Officer,     Chief Investment Officer, FleetBoston
                              Chief Investment Officer
John E. Boehmke               Director, Senior Vice President        Senior Vice President, Fleet Advisors
Thomas P. Fay                 Director, Chief Operating Officer      Chief Operating Officer, Fleet
                                                                     Advisors
James A. Knauf, Jr.           Director, Senior Vice President        Senior Vice President, Fleet Advisors
Glenn T. Migliozzi            Director, Managing Director - Fixed    Senior Vice President, Managing
                              Income                                 Director - Fixed Income, Fleet
                                                                     Advisors

         The address for each of the persons listed above is: c/o Fleet Advisors, 100 Federal Street, Boston, Massachusetts 02110.

         Fleet Advisors serves as investment adviser to the following U.S. registered investment company portfolios, which have similar investment objectives to the Pillar Equity Index Fund. The portfolios' approximate net assets as of October 31, 2000 and annual advisory fees payable by the portfolio to Fleet Advisors are as follows:

                                                                     APPROXIMATE NET ASSETS/
PILLAR FUND           SIMILAR FUND                                       ADVISORY FEE RATE
-----------           ------------                                       -----------------
Equity Index Fund     Galaxy II Large Company Index Fund                $1,046,101,833/0.10%
                      Galaxy VIP Fund Large Company Index Fund               $0/0.25%+

+ As of the date of this Proxy/Prospectus, the Galaxy VIP Fund Large Company Index Fund had not commenced operations.

         OTHER PAYMENTS TO SUMMIT BANK. Pillar pays Summit Bank a custodian fee which is calculated daily and payable monthly at an annual rate of .025% of the average daily net assets of the Pillar Equity Index Fund and Pillar High Yield Bond Fund.

         During the fiscal year ended December 31, 2000 Summit Bank received $9,000 and $2,000 in fees as custodian to the Pillar Equity Index Fund and Pillar High Yield Bond Fund, respectively. These services will continue until May 29, 2001, when The Chase Manhattan Bank will begin to serve as custodian for the Pillar Equity Index Fund and Pillar High Yield Bond Fund.

                                 VOTING MATTERS

         GENERAL INFORMATION. The Board of Trustees of Pillar is furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Pillar and Galaxy II may also solicit proxies by telephone or otherwise. In this connection, Pillar has retained PFPC to assist in the solicitation of proxies for the Reorganization. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot in the enclosed postage-paid envelope; (2) by touch-tone voting; or
(3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pillar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. As the Special Meeting date approaches, certain shareholders of the Pillar Equity Index Fund or Pillar High Yield Bond Fund may receive a telephone call from a representative of PFPC if their votes have not yet been received. Authorization to permit PFPC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Pillar Equity Index Fund or Pillar High Yield Bond Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

         In all cases where a telephonic proxy is solicited, the PFPC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to PFPC, then the PFPC representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. The PFPC representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth on the proxy statement. PFPC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call PFPC immediately if his or her instructions are not correctly reflected in the confirmation.

         Any expenses incurred as a result of hiring PFPC or any other proxy solicitation agent will be borne by Pillar. It is anticipated that the cost associated with using a proxy solicitation agent will be approximately $10,000.

         Only shareholders of record at the close of business on April 30, 2001 will be entitled to vote at the Special Meeting. On that date, ___________ shares of the Pillar Equity Index Fund and __________ shares of the Pillar High Yield Bond Fund were outstanding and entitled to be voted. Each whole and fractional share of a Pillar Equity Index Fund or Pillar High Yield Bond Fund is entitled to a whole or fractional vote as the case may be.

         If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval by the Pillar Equity Index Fund's shareholders at the Special Meeting pursuant to Pillar's Declaration of Trust and By-Laws, and was unanimously approved by the Pillar Board of Trustees at a meeting held on March 9, 2001. The Reorganization Agreement must be approved by a majority of the outstanding shares of the Pillar Equity Index Fund. A vote for the Reorganization Agreement includes a vote for the reorganization of the Pillar Equity Index Fund; conversely, a vote against the Reorganization Agreement is a vote against the reorganization of the Pillar Equity Index Fund.

         With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of the Pillar Equity Index Fund means more than 50% of the outstanding shares of the Pillar Equity Index Fund. The vote of the shareholders of the Galaxy II Large Company Index Fund is not being solicited, since their approval or consent is not necessary for the Reorganization.

         Approval of the New Advisory Agreement requires the affirmative vote of a "majority of the outstanding voting securities" of each of the Pillar Equity Index Fund and Pillar High Yield Bond Fund. With respect to the approval of the New Advisory Agreement, the term "majority of the outstanding voting securities" means the vote of: (a) 67% or more of the voting securities of the Pillar Equity Index Fund or Pillar High Yield Bond Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Pillar Equity Index Fund or Pillar High Yield Bond Fund, whichever is less.

         PRINCIPAL SHAREHOLDERS. As of __________, 2001, the officers and Trustees of Pillar as a group owned or controlled less than 1% of the Pillar Equity Index and Pillar High Yield Bond Funds' outstanding shares. As of __________, 2001, the officers and Trustees of Galaxy II as a group owned or controlled less than 1% of the Galaxy II Large Company Index Fund's outstanding shares. Table IV(A) shows the name, address and share ownership of each person known to Pillar to have ownership with respect to 5% or more of a class of the Pillar Equity Index Fund as of __________, 2001. Table IV(B) shows the name, address and share ownership of each person known to Galaxy II to have ownership with respect to 5% or more of the Galaxy II Large Company Index Fund as of __________, 2001. Table IV(C) shows the name, address and share ownership of each person known to Pillar to have ownership with respect to 5% or more of the Pillar High Yield Bond Fund. The type of ownership of each entry listed on Tables IV(A), IV(B) and IV(C) is record ownership.

                                   TABLE IV(A)

                            PILLAR EQUITY INDEX FUND

--------------------------------------- ------------------- ------------------- ------------------ -------------------
                                                                                                       PRO FORMA
                                                                                                       PERCENTAGE
                                         CLASS; AMOUNT OF     PERCENTAGE OF       PERCENTAGE OF         OF FUND
           NAME AND ADDRESS                SHARES OWNED        CLASS OWNED         FUND OWNED         POST-CLOSING
           ----------------                ------ -----        -----------         ----------         ------------
--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

--------------------------------------- ------------------- ------------------- ------------------ -------------------

                                   TABLE IV(B)

                       GALAXY II LARGE COMPANY INDEX FUND

--------------------------------- ---------------------- --------------------- ----------------------
                                                                                PRO FORMA PERCENTAGE
                                        AMOUNT OF             PERCENTAGE OF           OF FUND
       NAME AND ADDRESS                SHARES OWNED            FUND OWNED           POST-CLOSING
       ----------------                ------------            ----------           ------------
--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

--------------------------------- ---------------------- --------------------- ----------------------

                                   TABLE IV(C)

                           PILLAR HIGH YIELD BOND FUND

------------------------------------------------- ---------------------- --------------------- ----------------------
                                                          CLASS;
                                                        AMOUNT OF            PERCENTAGE OF          PERCENTAGE
                NAME AND ADDRESS                      SHARES OWNED            CLASS OWNED          OF FUND OWNED
                ----------------                      ------------            -----------          -------------
------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------

------------------------------------------------- ---------------------- --------------------- ----------------------


         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of the Galaxy II Large Company Index Fund or a class of the Pillar Equity Index Fund or Pillar High Yield Bond Fund, or is identified as the holder of record of more than 25% of the Galaxy II Large Company Index Fund or a class of the Pillar Equity Index Fund or Pillar High Yield Bond Fund and has voting and/or investment power, that shareholder may be presumed to control such Fund or class.

         Galaxy II and Pillar have been advised by Fleet National Bank that, with respect to the shares of each Pillar Equity Index Fund over which Fleet National Bank and its affiliates have voting power, such shares may be voted by Fleet National Bank itself in its capacity as fiduciary. Fleet National Bank will engage an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote the shares.

         QUORUM. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement are not received by the Pillar Equity Index Fund or Pillar High Yield Bond Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

         A quorum is constituted with respect to the Pillar Equity Index Fund or Pillar High Yield Bond Fund by the presence in person or by proxy of the holders of a majority of the shares of the Pillar Equity Index Fund or Pillar High Yield Bond Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Pillar nor Galaxy II presently intends to hold annual meetings of shareholders for the election of trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Pillar or Galaxy II have the right to call a meeting of shareholders.


                     ADDITIONAL INFORMATION ABOUT GALAXY II

         Additional information about Galaxy II is included in its prospectus and statement of additional information dated July 31, 2000, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Galaxy II at the address and telephone number set forth on the first page of this Proxy/Prospectus. Galaxy II is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Galaxy II can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Galaxy II listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Information included in this Proxy/Prospectus concerning Galaxy II was provided by Galaxy II.


                       ADDITIONAL INFORMATION ABOUT PILLAR

         Additional information about the Pillar Equity Index Fund is included in its prospectuses and statement of additional information, dated April 30, 2001, as supplemented through the date hereof, copies of which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Pillar at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Pillar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Pillar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Information included in this Proxy/Prospectus concerning Pillar was provided by Pillar.


                              FINANCIAL STATEMENTS

         The annual financial statements and financial highlights of the Galaxy II Large Company Index Fund for the fiscal year ended March 31, 2000 have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights of the Galaxy II Large Company Index Fund for the period ended September 30, 2000 have also been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.

         The annual financial statements and financial highlights of the Pillar Equity Index Fund for the fiscal year ended December 31, 2000 have been audited by Arthur Andersen LLP, independent public accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

         The annual financial statements and financial highlights of the SIF S&P 500 Index Portfolio for the fiscal year end May 31, 2000 have been audited by Arthur Andersen LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights for the period end ended November 30, 2000 have also been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.


                                 OTHER BUSINESS

         Pillar's Board of Trustees knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention of Pillar that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Pillar or to Galaxy II in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE OR BY TELEPHONE.

         PILLAR WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS DECEMBER 31, 2000 ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: THE PILLAR FUNDS AT P.O. BOX 8523, BOSTON, MA 02266-8523 OR BY TELEPHONE AT 1-800-932-7782.

                                   APPENDIX I

                              AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                                 GALAXY FUND II

                                       AND

                                THE PILLAR FUNDS

                           DATED AS OF APRIL 6, 2001

                                TABLE OF CONTENTS

                                                                            PAGE

1.       Certain Definitions..................................................2
2.       The Reorganization...................................................3
3.       Calculations.........................................................5
4.       Valuation of Assets..................................................5
5.       Valuation Times......................................................7
6.       Effective Time of the Reorganization.................................8
7.       Termination of Pillar................................................8
8.       Certain Representations, Warranties, Covenants and Agreements
         of Pillar............................................................9
9.       Certain Representations, Warranties, Covenants and Agreements of
         Galaxy II...........................................................15
10.      Shareholder Action on Behalf of the Pillar Fund.....................19
11.      N-14 Registration Statement.........................................20
12.      Galaxy II Conditions................................................20
13.      Pillar Conditions...................................................24
14.      Tax Opinion.........................................................28
15.      Further Assurances..................................................29
16.      Termination and Survival of Representations and Warranties..........30
17.      Termination of Agreement............................................30
18.      Amendment and Waiver................................................31
19.      Governing Law.......................................................31
20.      Successors and Assigns..............................................31
21.      Beneficiaries.......................................................32
22.      Notices.............................................................32

                                TABLE OF CONTENTS
                                   (continued)
                                                                            PAGE

23.      Expenses and Waivers................................................33
24.      Entire Agreement....................................................33
25.      Counterparts........................................................33
26.      No Brokers or Finders...............................................33
27.      Validity............................................................33
28.      Effect of Facsimile Signature.......................................34
29.      Headings............................................................34
30.      Galaxy II Liability.................................................34
31.      Pillar Liability....................................................35

                      AGREEMENT AND PLAN OF REORGANIZATION

         This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") made as of the 6th day of April, 2001 by Galaxy Fund II ("Galaxy II"), a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on February 22, 1990, and The Pillar Funds ("Pillar"), a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on September 9, 1991.

                                   BACKGROUND

         WHEREAS, each of the parties hereto is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, Pillar currently offers, among others, an investment portfolio known as the Equity Index Fund (the "Pillar Fund").

         WHEREAS, Galaxy II currently offers, among others, an investment portfolio known as the Large Company Index Fund (the "Galaxy Fund");

         WHEREAS, each of the parties hereto desires, upon the terms and subject to the conditions set forth herein, to enter into and perform the reorganization described herein (the

"Reorganization"), pursuant to which, among other things, at the time hereinafter set forth, (1) the Pillar Fund shall transfer substantially all of its Assets (as hereinafter defined), subject to substantially all of its Liabilities (as hereinafter defined), to the Galaxy Fund, in exchange for shares ("Shares") issued by the Galaxy Fund (the Shares issued to the Pillar Fund by the Galaxy Fund in exchange for substantially all of the Assets subject to substantially all of the Liabilities of the Pillar Fund in connection with the Reorganization, collectively, "Galaxy Fund Shares"), and (2) the Pillar Fund shall then distribute to its shareholders of record the Galaxy Fund Shares received by or on behalf of the Pillar Fund;

         WHEREAS, the parties intend that in connection with the Reorganization, Pillar shall be deregistered and terminated as described in this Agreement.

         NOW, THEREFORE, in consideration of the foregoing premises and the mutual covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and legal sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound hereby, agree as follows:

         1.       CERTAIN DEFINITIONS. As used herein,

                  (a) The term "Assets" shall mean all property and assets of every description and of any nature whatsoever including, without limitation, cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividend and interest receivables), deferred or prepaid expenses, good will and other intangible property, books and records, and all interests, rights, privileges and powers, other than with respect to Pillar and the Pillar Fund, cash in an amount necessary to pay any unpaid dividends and distributions as provided in
Section 2(c) hereof.

                  (b) The term "Liabilities" shall mean all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise. Included in Liabilities shall be the amount of any tax payable pursuant to Section 852(b)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code") for the taxable year of the Pillar Fund that ends at the Effective Time of the Reorganization (as hereinafter defined).

         2.       THE REORGANIZATION.

                  (a) At the Effective Time of the Reorganization (as hereinafter defined), (i) the Pillar Fund shall transfer, assign and convey to the Galaxy Fund substantially all of the Assets, subject to substantially all of the Liabilities, of the Pillar Fund, and (ii) the Galaxy Fund shall accept all such Assets and assume all such Liabilities, such that at and after the Effective Time of the Reorganization (as hereinafter defined): (A) substantially all of the Assets of the Pillar Fund shall become and be Assets of the Galaxy Fund, (B) substantially all of the Liabilities of the Pillar Fund shall become and be Liabilities of, and shall attach to, the Galaxy Fund, and (C) such Liabilities of the Pillar Fund may thenceforth be enforced only against the Galaxy Fund to the same extent as if such Liabilities had been incurred by the Galaxy Fund, subject to any defense and/or set off that Pillar or the Pillar Fund was entitled to assert immediately prior to the Effective Time of the Reorganization (as hereinafter defined) with respect to any such Liability, and subject to any defense and/or set off that Galaxy II or the Galaxy Fund may from time to time be entitled to assert against the creditor thereof.

                  (b) In exchange for the transfer of substantially all of the Assets of the Pillar Fund to the Galaxy Fund as provided in paragraph (a) above, the Galaxy Fund shall assume substantially all of the Liabilities of the Pillar Fund as provided in paragraph
(a) above and shall also simultaneously issue, at the Effective Time of the Reorganization (as hereinafter defined), to the Pillar Fund, the number of full and fractional (to the third decimal place) Galaxy Fund Shares, determined and adjusted as provided in Section 3 hereof.

                  (c) Immediately upon receipt of the Galaxy Fund Shares in accordance with paragraph (b) above, the Pillar Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Pillar Fund at the Effective Time of the Reorganization (as hereinafter defined) (such shareholders of record of the Pillar Fund as of such time, collectively, the "Recordholders") the Galaxy Fund Shares that have been so received as follows:

                           (1)      Recordholders of Class A Shares, Class B
Shares and Class I Shares of the Pillar Fund shall be credited with full and fractional Shares of the Galaxy Fund; and

                           (2)      In addition, each Recordholder of the Pillar
Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Pillar Fund before the Effective Time of the Reorganization.

                  (d) In accordance with instructions Galaxy II receives from Pillar, Galaxy II shall record on its books the ownership, by the Recordholders, of the number and type of the Galaxy Fund Shares distributed to the Recordholders.

                  (e) Pillar shall promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of the Pillar Fund that has so liquidated, and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Galaxy Fund Shares issued to the Pillar Fund in accordance with paragraph (b) above.

                  (f) The transfer books of Pillar with respect to the Pillar Fund shall be permanently closed.

         3.       CALCULATIONS.

                  (a) The number of Galaxy Fund Shares issued to the Pillar Fund pursuant to Section 2(b) hereof will be determined as follows: the value of the Pillar Fund's Assets that are so conveyed, less the Liabilities that are assumed, at the Effective Time of the Reorganization (as hereinafter defined), and that are attributable to either Class A Shares, Class B Shares or Class I Shares of the Pillar Fund shall be divided by the net asset value of one Galaxy Fund Share that is to be delivered with respect thereto; and

                  (b) The net asset value of the Galaxy Fund Shares shall be computed at the Valuation Time (as hereinafter defined) in the manner set forth in the Galaxy Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of each class of the Pillar Fund shall be computed at the Valuation Time (as hereinafter defined) in the manner set forth in the Pillar Fund's then current prospectuses under the 1933 Act.

         4.       VALUATION OF ASSETS.

                  (a) With respect to the Pillar Fund, the value of its Assets shall be the value of such Assets computed as of the time at which its net asset value is calculated at the Valuation

Time (as hereinafter defined). The net asset value of the Pillar Fund Assets to be transferred to the Galaxy Fund shall be computed by Pillar and shall be subject to adjustment by the amount, if any, agreed to by Galaxy II, its board of trustees, and the Galaxy Fund and Pillar, its board of trustees, and the Pillar Fund. In determining the value of the securities transferred by the Pillar Fund to the Galaxy Fund, each security shall be priced in accordance with the pricing policies and procedures of the Pillar Fund as described in its then current prospectuses and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Pillar, provided that such determination shall be subject to the approval of Galaxy II. Galaxy II and Pillar agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time (as hereinafter defined), any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Galaxy Fund and those determined in accordance with the pricing policies and procedures of the Pillar Fund.

                  (b) At least fifteen (15) business days prior to the Effective Time of the Reorganization (as hereinafter defined), the Pillar Fund will provide the Galaxy Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and the Galaxy Fund will provide the Pillar Fund with a copy of the current investment objective and policies applicable to the Galaxy Fund. The Pillar Fund reserves the right to sell any of the securities or other Assets shown on the list of the Fund's Assets prior to the Effective Time of the Reorganization (as hereinafter defined) but will not, without the prior approval of Galaxy II, acquire any additional securities other than securities which the Galaxy Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Effective Time of the Reorganization (as hereinafter defined), the Galaxy Fund will advise the Pillar Fund of any investments of such Pillar Fund shown on such schedule which the Galaxy Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Pillar Fund holds any investments that the Galaxy Fund would not be permitted to hold under its stated investment objective or policies, the Pillar Fund, if requested by the Galaxy Fund and, to the extent permissible and consistent with the Pillar Fund's own investment objective and policies, will dispose of such securities prior to the Effective Time of the Reorganization (as hereinafter defined). In addition, if it is determined that the portfolios of the Pillar Fund and the Galaxy Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Galaxy Fund is or will be subject with respect to such investments, the Pillar Fund, if requested by the Galaxy Fund and, to the extent permissible and consistent with the Pillar Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Reorganization (as hereinafter defined).

         5. VALUATION TIMES. The valuation time shall be 4:00 p.m., Eastern time, on August 10, 2001, or such earlier or later date and time as may be mutually agreed to in writing by an authorized officer of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Galaxy II or Pillar, accurate appraisal of the value of the net assets of the Galaxy Fund or the Pillar Fund is impracticable, such Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Galaxy Fund and the Pillar
Fund is practicable in the judgment of Galaxy II and Pillar.

         6.       EFFECTIVE TIME OF THE REORGANIZATION.

                  Delivery by the Pillar Fund of its Assets to the Galaxy Fund, delivery by the Galaxy Fund of the Galaxy Fund Shares to the Pillar Fund, and liquidation of the Pillar Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the Valuation Time (or on such other date, following the Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Effective Time of the Reorganization" with respect to the Galaxy Fund and the Pillar Fund. To the extent any Assets of the Pillar Fund are, for any reason, not transferred to the Galaxy Fund at the Effective Time of the Reorganization, Pillar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

         7. TERMINATION OF PILLAR. Promptly following the Effective Time of the Reorganization, Pillar shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Pillar has ceased to be an investment company; provided that, until such order is granted, Pillar shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Pillar shall, promptly after the Effective Time of the Reorganization, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to such Pillar Fund. All reporting and other obligations of Pillar shall remain the exclusive responsibility of Pillar up to and including the date on which the Pillar Fund is deregistered and terminated. In addition, promptly following the Effective Time of the Reorganization, Pillar shall be terminated pursuant to Article IX, Section 4 of its Declaration of Trust and shall take all other steps necessary and proper to effect its complete termination. Without limiting the generality of the foregoing, (a) the affairs of Pillar shall be immediately wound up, its contracts discharged and its business liquidated; and (b) the trustees of Pillar shall execute and Galaxy II shall lodge among the records of Pillar an instrument in writing setting forth the fact of such termination.

         8. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF PILLAR. Pillar, on behalf of itself and the Pillar Fund, represents, warrants, covenants and agrees as follows:

                  (a) Pillar is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts.

                  (b) Pillar is duly and appropriately registered with the SEC as an open-end, management investment company under the 1940 Act and its registration with the SEC as such an investment company is in full force and effect as of the date hereof.

                  (c) Pillar currently has the power (i) to own all of its Assets, and (ii) subject to the approval of shareholders referred to in Section 10 hereof, to carry out and consummate the transactions contemplated herein. Pillar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and upon receipt by Pillar of an exemptive order under
Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

                  (d) This Agreement has been duly and validly authorized, executed and delivered by Pillar, and represents the legal, valid and binding obligation of Pillar, enforceable against Pillar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 32 of this Agreement, may not be enforceable. The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws or any other organizational document of Pillar or any material agreement, contract or other arrangement to which Pillar is a party or by which Pillar or its properties or Assets may be bound, subject or affected.

                  (e) The Pillar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of the

Internal Revenue Code of 1986, as amended (the "Code"), and the Pillar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under such Part of the Code for its taxable year ending on the date on which the Effective Time of the Reorganization occurs. The Pillar Fund has been a regulated investment company under such Part of the Code at all times since the end of the first taxable year when it first so qualified, and shall continue to be a regulated investment company under such Part of the Code at all times until the Effective Time of the Reorganization occurs with respect to the Pillar Fund.

                  (f) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including, without limitation, interest, additions to tax, and penalties thereon, (collectively, "Taxes") that relate to the Assets of Pillar or of the Pillar Fund, and that are either due or properly shown to be due on any return filed by Pillar or by the Pillar Fund have been (or as of the Effective Time of the Reorganization shall have been) fully and timely paid or provided for, and to Pillar's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Pillar (or with respect to any Assets of the Pillar Fund). All federal and other tax returns and reports of Pillar and the Pillar Fund required by law to be filed on or before the Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by Pillar on behalf of the Pillar Fund have been or will be timely paid so far as due, and to the best of Pillar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

                  (g) The financial statements of the Pillar Fund for its fiscal year ended December 31, 2000, audited by Arthur Andersen LLP, copies of which have been previously furnished to Galaxy, present fairly (i) the financial condition of such Pillar Fund as of the date indicated therein and (ii) the results of operations of the Pillar Fund for the periods indicated, in the case of both (i) and (ii), in conformity with generally accepted accounting principles consistently applied.

                  (h) Prior to or as of the Valuation Time, the Pillar Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before December 31, 2000 and for the period from said date to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before December 31, 2000 and in the period from said date to and including the Effective Time of the Reorganization.

                  (i) At the Valuation Time and the Effective Time of the Reorganization, all Liabilities of the Pillar Fund which are required to be reflected in the net asset value per share of such Pillar Fund in accordance with law are reflected in the net asset value per share of such Pillar Fund.

                  (j) To Pillar's knowledge, there are currently, and at the Valuation Time and the Effective Time of the Reorganization with respect to the Pillar Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving Pillar or the Pillar Fund which could result in liability on the part of Pillar or the Pillar Fund.

                  (k) Subject to the approval of shareholders referred to in Section 10, at both the Valuation Time and the Effective Time of the Reorganization, Pillar, on behalf of the Pillar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Pillar Fund's Assets. Upon delivery and payment for the Assets of the Pillar Fund as contemplated in Section 2(b) above, the Galaxy Fund shall acquire good and marketable title to the Assets of the Pillar Fund, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

                  (l) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Pillar and by the Pillar Fund of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

                  (m) On the effective date of the N-14 Registration Statement (as hereinafter defined), at the time of the shareholders' meeting referred to in Section 10 hereof and at the Effective Time of the Reorganization, the registration statement filed by Galaxy II on Form N-14 relating to the shares of the Galaxy Fund that will be registered with the SEC pursuant to this Agreement, together with any and all supplements and amendments thereto and the documents contained or incorporated therein by reference, as supplemented and amended, including, without limitation, the proxy statement of Pillar and the prospectuses of Pillar and Galaxy II with respect to the transactions contemplated by this Agreement (such registration statement, together with such supplements and amendments and the documents contained therein or incorporated therein by reference, as supplemented and amended, the "N-14 Registration Statement") shall with respect to Pillar or the Pillar Fund: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

                  (n) All of the issued and outstanding shares of the Pillar Fund have been duly and validly issued, are fully paid and non-assessable by Pillar (except that shareholders of the Pillar Fund may under certain circumstances be held personally liable for its obligations), and were offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). All shares of the Pillar Fund issued on or after the date hereof shall be duly and validly issued, fully paid and non-assessable by Pillar (except that shareholders of the Pillar Fund may under certain circumstances be held personally liable for its obligations) and offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). No shareholder of the Pillar Fund currently has, or will hereafter have, any statutory or contractual preemptive right of subscription or purchase in respect of any shares of the Pillar Fund.

                  (o) Pillar shall not sell or otherwise dispose of any Galaxy Fund Shares received in the transactions contemplated herein, except in distribution to the Recordholders as contemplated herein.

         9. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF GALAXY II. Galaxy II, on behalf of itself and the Galaxy Fund, represents, warrants, covenants and agrees as follows:

                  (a) Galaxy II is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts.

                  (b) Galaxy II is duly and appropriately registered with the SEC as an open-end, management investment company under the 1940 Act and its registration with the SEC as such an investment company is in full force and effect as of the date hereof.

                  (c) Galaxy II currently has the power to own all of its Assets and to carry out and consummate the transactions contemplated herein. Galaxy II has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and upon receipt by Galaxy II of an exemptive order under
Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

                  (d) This Agreement has been duly and validly authorized, executed and delivered by Galaxy II, and represents the legal, valid and binding obligation of Galaxy II, enforceable against Galaxy II in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 31of this Agreement, may not be enforceable. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws or any other organizational document of Galaxy II, or any material agreement, contract or other arrangement to which Galaxy II is a party or by which Galaxy II or its properties or Assets may be bound, subject or affected.

                  (e) The Galaxy Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the
Code, and the Galaxy Fund has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified. The Galaxy Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

                  (f) All Taxes that relate to the Assets of Galaxy II or of the Galaxy Fund, and that are either due or properly shown to be due on any return filed by Galaxy II or by the Galaxy Fund have been (or as of the Effective Time of the Reorganization shall have been) fully and timely paid or provided for, and to Galaxy II's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Galaxy II (or with respect to any Assets of the Galaxy Fund). All federal and other tax returns and reports of Galaxy II and the Galaxy Fund required by law to be filed on or before the Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by Galaxy II on behalf of the Galaxy Fund have been or will be timely paid so far as due, and to the best of Galaxy II's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

                  (g) The financial statements of the Galaxy Fund for its fiscal year ended March 31, 2000, audited by Ernst & Young LLP, and the unaudited financial statements of the Galaxy Fund for the six-month period ended September 30, 2000, copies of which have been previously furnished to Pillar, present fairly (i) the financial condition of the Galaxy Fund as of the dates indicated therein and (ii) the results of operations of the Galaxy Fund for the periods indicated, in the case of both (i) and (ii), in conformity with generally accepted accounting principles consistently applied.

                  (h) At the Valuation Time and the Effective Time of the Reorganization, all Liabilities of the Galaxy Fund which are required to be reflected in the net asset value per share of the Galaxy Fund Shares issued by the Galaxy Fund pursuant to this Agreement in accordance with law are reflected in the net asset value per share of the Galaxy Fund.

                  (i) To Galaxy II's knowledge, there are currently, and at the Valuation Time and the Effective Time of the Reorganization with respect to the Galaxy Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving Galaxy II or the Galaxy Fund which could result in liability on the part of Galaxy II or the Galaxy Fund.

                  (j) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Galaxy II and by the Galaxy Fund of the transactions contemplated by this Agreement except as may be required by the 1933 Act, 1934 Act, the 1940 Act or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

                  (k) On the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 10 hereof and at the Effective Time of the Reorganization, the N-14 Registration Statement shall: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

                  (l) The Galaxy Fund Shares to be issued and delivered to the Pillar Fund pursuant to the terms hereof shall have been duly authorized as of the Effective Time of the Reorganization, and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable by Galaxy II (except that shareholders of the Galaxy Fund may under certain circumstances be held personally liable for its obligations), and no shareholder of the Galaxy Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (m) For the period beginning at the Effective Time of the Reorganization and ending not less than six years thereafter, Galaxy II shall provide or cause to be provided, liability coverage for the officers and trustees of Pillar which covers the actions of such trustees and officers of Pillar for the period they served as such and is at least comparable to the liability coverage currently applicable to the trustees and officers of Pillar. Galaxy II agrees that all rights to indemnification existing in favor of the Pillar trustees, acting in their capacities as such, under Pillar's Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization as obligations of Galaxy II, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against Galaxy II.

         10. SHAREHOLDER ACTION ON BEHALF OF THE PILLAR FUND. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization, and as a condition to the consummation of the transactions contemplated hereby, the Board of Trustees of Pillar shall call, and subject to obtaining any necessary quorum, Pillar shall hold, a meeting of the shareholders of the Pillar Fund for the purpose of considering and voting upon:

                  (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation, the transfer by the Pillar Fund to the Galaxy Fund of the Assets belonging to the Pillar Fund and the assumption by the Galaxy Fund of the Liabilities of the Pillar Fund in exchange for the Galaxy Fund Shares issued by the Galaxy Fund to the Pillar Fund, in accordance with, and at the time set forth in, Section 2 hereof;

                  (b) The liquidation of the Pillar Fund through the distribution of the Galaxy Fund Shares received by the Pillar Fund to the Recordholders of the Pillar Fund as described in this Agreement;

                  (c) The deregistration of Pillar under the 1940 Act and the termination of Pillar under state law;

                  (d) Approval of an Investment Advisory Agreement between Pillar and Fleet Investment Advisors Inc. with respect to the Pillar Fund; and

                  (e) Such other matters as may be determined by the Boards of Trustees of the parties.

         11. N-14 REGISTRATION STATEMENT. Galaxy II shall file the N-14 Registration Statement. Galaxy II and Pillar have cooperated and shall continue to cooperate with each other, and have furnished and shall continue to furnish each other with the information relating to themselves that is required by the 1933 Act, the 1934 Act, the 1940 Act and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder) to be included in the N-14 Registration Statement (or that is necessary to ensure that the N-14 Registration Statement does not contain any untrue statement of a material fact and/or to ensure that the N-14 Registration Statement does not omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading).

         12. GALAXY II CONDITIONS. The obligations of Galaxy II (and of the Galaxy Fund) hereunder shall be subject to the following conditions precedent:

                  (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Pillar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of the Pillar Fund, in each case, in the manner required by law.

                  (b) Pillar shall have redeemed its interest in the SEI Index Funds S&P 500 Index Portfolio (the "Portfolio") in exchange for securities and cash held by such Portfolio.

                  (c) Pillar shall have duly executed and delivered to Galaxy II, on behalf of the Pillar Fund, such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Galaxy II may reasonably deem necessary or desirable to transfer to the Galaxy Fund all of the right, title and interest of the Pillar Fund in and to the Assets of the Pillar Fund. The Assets of the Pillar Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

                  (d) All representations and warranties of Pillar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Valuation Time and at the Effective Time of the Reorganization as if made at and as of such date, and Pillar shall have complied, in all material respects, with all of its covenants hereunder. As of the Valuation Time and at the Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of the Pillar Fund or of Pillar since the date of the financial statements referred to in Section 8(g), other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the financial statements referred to in Section 8(g). At the Effective

Time of the Reorganization, Galaxy II shall have received a certificate from the President or Vice President of Pillar, dated as of such date, certifying on behalf of Pillar, that as of such date each of the conditions set forth in
Section 8 and in this Section 12 have been, and continue to be, met.

                  (e) Galaxy II shall have received an opinion of Morgan, Lewis & Bockius LLP, addressed to Galaxy II, in form and substance reasonably satisfactory to Galaxy II, and dated the Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Galaxy II: (i) Pillar is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the shares of the Pillar Fund outstanding at the Effective Time of the Reorganization are duly authorized, validly issued, fully paid and non-assessable by such Pillar Fund (except that shareholders of the Pillar Fund may under certain circumstances be held personally liable for its obligations), and to such counsel's knowledge, no shareholder of the Pillar Fund has any statutory preemptive right to subscription or purchase in respect thereof; (iii) this Agreement and the Transfer Documents have been duly and validly authorized, executed and delivered by Pillar and represent the legal, valid and binding obligations of Pillar, enforceable against Pillar in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, marshalling, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to the Pillar Fund and its Assets, including but not limited to Section 32 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of Pillar or, except as may be noted in such opinion, any material agreement known to counsel to which Pillar is a party or by which Pillar may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Pillar of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinion may rely on a certificate of a Pillar trustee or the President or Vice President of Pillar as to factual matters.

                  (f) The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Galaxy II, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement and all such permits, licenses and other authorizations shall be in full force and effect at such time.

                  (g) At the Effective Time of the Reorganization, Pillar has, as of such date, performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Pillar prior to or at the

Valuation Time and the Effective Time of the Reorganization and Galaxy II shall have received a certificate from the President or Vice President of Pillar, dated as of such date, certifying on behalf of Pillar that the conditions set forth in clause (f) have been satisfied.

                  (h) Pillar's agreements with each of its service contractors shall have terminated at the Effective Time of the Reorganization or at such later time as may be agreed to by the parties hereto, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

                  (i) Galaxy II shall have received the tax opinion provided for in Section 14 hereof.

                  (j) Galaxy II shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

                  (k) The transactions contemplated by the Agreement and Plan of Reorganization between The Galaxy Fund and Pillar shall be consummated concurrently with the transactions contemplated by this Agreement or at such other time as may be agreed to by the parties hereto.

         13. PILLAR CONDITIONS. The obligations of Pillar (and of the Pillar Fund) hereunder shall be subject to the following conditions precedent:

                  (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Galaxy II (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of the Pillar Fund, in each case, in the manner required by law.

                  (b) Pillar shall have redeemed its interest in the SEI Index Funds S&P 500 Index Portfolio (the "Portfolio") in exchange for securities and cash held by such Portfolio.

                  (c) All representations and warranties of Galaxy II made in this Agreement shall be true and correct in all material respects on the date hereof, at the Valuation Time and at the Effective Time of the Reorganization as if made at and as of such date, and Galaxy II shall have complied, in all material respects, with all of its covenants hereunder. As of the Valuation Time and at the Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of the Galaxy Fund or of Galaxy II since the date of the latest financial statements referred to in
Section 9(g) other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the latest financial statements referred to in Section 9(g). At the Effective Time of the Reorganization, Pillar shall have received a certificate from the President or Vice President of Galaxy II, dated as of such date, certifying on behalf of Galaxy II, that as of such date each of the conditions set forth in Section 9 and in this Section 13 have been, and continue to be, met.

                  (d) Pillar shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Pillar in form and substance reasonably satisfactory to Pillar and dated the Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Pillar: (i) Galaxy is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the Galaxy Fund Shares to be delivered to the Pillar Fund are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Galaxy Fund (except that shareholders of the Galaxy Fund may under certain circumstances be held personally liable for its obligations), and, to such counsel's knowledge, no shareholder of the Galaxy Fund has any statutory preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly and validly authorized, executed and delivered by Galaxy II and represents the legal, valid and binding obligation of Galaxy II, enforceable against Galaxy II in accordance with the terms hereof, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, marshalling, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to the Galaxy Fund and its Assets, including but not limited to Section 31 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Galaxy II, or any material agreement known to such counsel to which Galaxy II is a party or by which Galaxy II may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Galaxy II of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinion may rely on the opinion of Ropes & Gray to the extent set forth in such opinion.

                  (e) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or, to the knowledge of Pillar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement, and all such permits, licenses and other authorizations shall be in full force and effect at such time.

                  (f) At the Effective Time of the Reorganization, Galaxy II has, as of such date, performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Galaxy II prior to or at the Valuation Time and the Effective Time of the Reorganization and Pillar shall have received a certificate from the President or Vice President of Galaxy II, dated as of such date, certifying that the conditions set forth in this clause (e) have been satisfied.

                  (g) Pillar shall have received the tax opinion provided for in Section 14 hereof.

                  (h) Pillar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

                  (i) The transactions contemplated by the Agreement and Plan of Reorganization between The Galaxy Fund and Pillar shall be consummated concurrently with the transactions contemplated by this Agreement or at such other time as may be agreed to by the parties hereto.

         14. TAX OPINION. Galaxy II and Pillar shall receive an opinion of Drinker Biddle & Reath LLP addressed to both Galaxy II and Pillar in a form reasonably satisfactory to them, and dated as of the Effective Time of the Reorganization, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

                  (a)      The Reorganization will constitute a
"reorganization" within the meaning of Section 368(a) of the Code, and the Pillar Fund and the Galaxy Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

                  (b) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Pillar Fund upon their receipt of the Galaxy Fund Shares in exchange for such shareholders' shares of the Pillar Fund;

                  (c) In accordance with Section 358(a)(1) of the Code, the basis of the Galaxy Fund Shares received by the shareholders of the Pillar Fund will be the same as the basis of the Pillar Fund shares surrendered by such shareholders pursuant to the Reorganization;

                  (d) In accordance with Section 1223(1) of the Code, the holding period for the Galaxy Fund Shares received by each Pillar Fund shareholder will include the period during which such shareholder held the Pillar Fund shares surrendered therefor, provided that such Pillar Fund shares are held as a capital asset in the hands of such Pillar Fund shareholder on the date of the exchange;

                  (e) In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Galaxy Fund upon the receipt of substantially all of the Assets and assumption of substantially all of the Liabilities of the Pillar Fund in exchange for the Galaxy Fund Shares;

                  (f) The basis of the Assets received by the Galaxy Fund will be their fair market value as of the Valuation Time;

                  (g) The holding period of the Galaxy Fund with respect to the Assets of the Pillar Fund received in the Reorganization will begin at the Effective Time of the Reorganization; and

                  (h) The Galaxy Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Pillar Fund as of the Effective Time of the Reorganization, subject to the conditions and limitations specified in the Code.

         In rendering such opinion described in this paragraph, Drinker Biddle & Reath LLP may require and, to the extent it deems necessary and appropriate, may rely, as to factual matters, upon representations made in certificates of the Galaxy Fund and the Pillar Fund, their affiliates, and principal shareholders.

         15. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such party's obligations hereunder. In addition, Pillar shall deliver or cause to be delivered to Galaxy II, each account, book, record or other document of Pillar required to be maintained by Pillar pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in) (the "Records").

         16. TERMINATION AND SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of Pillar set forth in this Agreement shall terminate upon the consummation of the transactions contemplated herein; provided, however, that nothing contained in this Section 17 shall be construed
(a) to terminate the obligations of the Galaxy Fund to discharge the Liabilities of the Pillar Fund assumed pursuant to Section 2(b) hereof, or (b) to terminate the obligations of Galaxy II to provide liability coverage for the trustees and officers of Pillar and to indemnify the trustees of Pillar, in each case, pursuant to the covenants set forth in Section 9(m) hereof.

         17. TERMINATION OF AGREEMENT. This Agreement may be terminated by a party at any time at or prior to the Effective Time of the Reorganization by a vote of a majority of such party's Board of Trustees, as provided below:

                  (a) By Galaxy II if the conditions set forth in Section 12 are not satisfied as specified in said Section;

                  (b) By Pillar if the conditions set forth in Section 13 are not satisfied as specified in said Section; or

                  (c)      By mutual consent of both parties.

         If a party terminates this Agreement because one or more of its conditions have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void insofar as it is so terminated without any liability of any party to the other parties except as otherwise provided herein.

         18. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Pillar in accordance with Section 10 hereof, (a) the parties hereto may, by written agreement authorized by their respective Boards of Trustees and with or without the approval of their shareholders, amend, modify or terminate any of the provisions of this Agreement, and (b) any party may waive any breach by any other party or any failure by any other party to satisfy any of the conditions to the obligations of the waiving party (such waiver to be in writing and authorized by an authorized officer of the waiving party) with or without the approval of such party's shareholders.

         19. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of law principles of such state.

         20. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by any party without the prior written consent of all other parties.

         21. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto (including, without limitation, any shareholder of Galaxy II or Pillar) other than (a) the trustees of Pillar with respect to the covenants of Galaxy II set forth in Section 9(m); and (b) the successors and permitted assigns of the parties.

         22. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case, properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

                  If to Galaxy II:

                  Galaxy Fund II
                  4400 Computer Drive
                  Westborough, MA  01581

                  With copies to:

                  W. Bruce McConnel, Esq.
                  Drinker Biddle & Reath LLP
                  One Logan Square
                  18th & Cherry Streets
                  Philadelphia, PA  19103
                  Telecopier Number:  (215) 988-2757

                  If to Pillar:

                  The Pillar Funds
                  101 Federal Street
                  Boston, Massachusetts  02110

                  With copies to:

                  Richard Grant, Esq.
                  Morgan Lewis & Bockius LLP
                  1701 Market Street
                  Philadelphia, PA  19103-2921

         23. EXPENSES AND WAIVERS. With regard to the expenses incurred by Pillar and Galaxy II in connection with this Agreement and the transactions contemplated hereby, Fleet Investment Advisors Inc. shall bear such expenses.

         24. ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

         25. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

         26. NO BROKERS OR FINDERS. Galaxy II on behalf of the Galaxy Fund and Pillar on behalf of the Pillar Fund hereby represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         27. VALIDITY. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

         28. EFFECT OF FACSIMILE SIGNATURE. A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

         29. HEADINGS. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         30. GALAXY II LIABILITY. The names "Galaxy Fund II" and "Trustees of Galaxy Fund II" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated February 22, 1990, as amended on April 6, 1990 and June 30, 1994, which is hereby referred to and a copy of which is on file at the office of the Secretary of State of the Commonwealth of Massachusetts and at the principal office of Galaxy II. The obligations of Galaxy II entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Galaxy II personally, but bind only the trust property, and all persons dealing with any series of shares of Galaxy II must look solely to the trust property belonging to such series for the enforcement of any claims against Galaxy II.

         Both parties specifically acknowledge and agree that any liability of Galaxy II under this Agreement with respect to the Galaxy Fund, or in connection with the transactions contemplated herein with respect to the Galaxy Fund, shall be discharged only out of the assets of the Galaxy Fund and that no other portfolio of Galaxy II shall be liable with respect thereto.

         31. PILLAR LIABILITY. The names "The Pillar Funds" and "Trustees of The Pillar Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated September 9, 1991, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of Pillar. The obligations of Pillar entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Pillar personally, but bind only the trust property, and all persons dealing with any series of shares of Pillar must look solely to the trust property belonging to such series for the enforcement of any claims against Pillar.

         Both parties specifically acknowledge and agree that any liability of Pillar under this Agreement with respect to the Pillar Fund, or in connection with the transactions contemplated herein with respect to the Pillar Fund, shall be discharged only out of the assets of the Pillar Fund and that no other portfolio of Pillar shall be liable with respect thereto.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

                              GALAXY FUND II




                              By:
                                     -------------------------------------------
                                     Name:  John T. O'Neill
                                     Title: President




                              THE PILLAR FUNDS




                              By:
                                     -------------------------------------------
                                     Name:
                                     Title:




                              FLEET INVESTMENT ADVISORS INC. hereby joins in this agreement with respect to, and agrees to be bound by, Section 24.




                              By:
                                     -------------------------------------------
                                     Name:
                                     Title:

                                  APPENDIX II

                                THE PILLAR FUNDS

                      FORM OF INVESTMENT ADVISORY AGREEMENT

         AGREEMENT made this _____ day of __________, 2001, by and between The Pillar Funds, a Massachusetts business trust (the "Trust"), and Fleet Investment Advisors Inc. (the "Adviser"), a wholly-owned subsidiary of FleetBoston.

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Trust has retained SEI Mutual Fund Services, Inc. (the "Administrator") to provide administration of the Trust's operations, subject to the control of the Board of Trustees;

         WHEREAS, the Trust desires to retain the Adviser to render investment advisory services with respect to its Balanced Fund, Equity Growth Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Fixed Income Fund, High Yield Bond Fund, Institutional Select Money Market Fund, Intermediate-Term Government Securities Fund, International Equity Fund, Mid Cap Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund and such other portfolios as the Trust and the Adviser may hereafter agree upon from time to time (the "Portfolios"), and the Adviser is willing to render such services:

         NOW, THEREFORE, in consideration of mutual covenants herein contained, and intending to be legally bound, the parties hereto agree as follows:

         1. APPOINTMENT AND DUTIES OF ADVISER. The Trust hereby appoints the Adviser to provide investment advisory services to the Portfolios for the period and on the terms set forth in this Agreement.

                  A. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. In the event that the Trust establishes one or more additional portfolios in the future with respect to which it desires that the Adviser furnish investment advisory services hereunder, the Trust so shall notify the Adviser in writing. If the Adviser is willing to render such services under this Agreement, it shall notify the Trust in writing whereupon such portfolio shall become a Portfolio hereunder and shall be subject to the provisions of this Agreement to the same extent as the Portfolios named above in the recitals except to the extent that said provisions (including those relating to the compensation payable by the Trust to the Adviser) are modified with respect to such Portfolios in writing by Trust and the Adviser.

                  B. Subject to supervision by the Trust's Board of Trustees, the Adviser shall manage the investment operations of the Portfolios and the composition of the Portfolios, including the purchase, retention and disposition thereof, in accordance with the

                  Portfolios' investment objectives, policies and restrictions as stated in the Portfolios' Prospectus (such Prospectus and the Statement of Additional Information, as currently in effect and as amended or supplemented from time to time, being herein called the "Prospectus"), and subject to the following:

                  (1) The Adviser shall determine from time to time what investments and securities will be purchased, retained or sold by the Portfolios, and what portion of the assets will be invested or held uninvested in cash.

                  (2) In the performance of its duties and obligations under this Agreement, the Adviser shall act in conformity with the Trust's Declaration of Trust and By-Laws and the Prospectus and with the instructions and directions of the Board of Trustees of the Trust and will conform to and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, and all other applicable federal and state laws and regulations, as each is amended from time to time.

                  The Adviser agrees, at its own expense, to render the services and to provide the office space, furnishings and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

                  C. It is understood that the Adviser may from time to time employ or associate with itself such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that any person providing investment advisory services to the Portfolios shall be approved in accordance with the provisions of the 1940 Act. Each such sub-adviser is hereinafter referred to as a "Sub-Adviser."

                  Notwithstanding the approval of any such Sub-Adviser(s), however, in carrying out its obligations hereunder the Adviser shall in all events:

                  (a) determine, either in its sole discretion or jointly with the Sub-Adviser(s), country and regional investment allocation guidelines for the Portfolios, as well as investment hedging guidelines, if any;

                  (b) establish and monitor general investment criteria and policies for the Portfolios;

                  (c) review investments in the Portfolios on a periodic basis for compliance with the Portfolios' investment objective, policies and restrictions as stated in the Prospectus;

                  (d) review on a periodic basis the policies established by the Sub-Adviser(s) for the Portfolios with respect to the placement of orders for the purchase and sale of Portfolios securities;

                  (e) review, monitor, analyze and report to the Board of Trustees on the performance of the Sub-Adviser(s);

                  (f) furnish to the Board of Trustees or the Sub-Adviser(s), reports, statistics and economic information as may be requested; and

                  (g) recommend, either in its sole discretion or in conjunction with the Sub-Adviser(s), potential changes in investment policy.

         2. PORTFOLIO TRANSACTIONS. The Adviser shall place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolios' Registration Statement and Prospectus or as the Board of Trustees may direct from time to time, in conformity with federal securities laws. In providing the Portfolios with investment advisory services, the Adviser shall give primary consideration to securing the most favorable price and efficient execution. Within the framework of this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which the Adviser's other clients may be a party. It is understood that it is desirable for the Portfolios that the Adviser have access to supplemental investment and market research and security and economic analysis provided by brokers who may execute brokerage transactions at higher cost to the Portfolios than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Adviser is authorized to place orders for the purchase and sale of securities for the Portfolios with such brokers, subject to review by the Trust's Board of Trustees from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to the Adviser (or a Sub-Adviser) in connection with the Adviser's (or Sub-Adviser's) services to other clients.

                  On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Portfolios as well as other clients of the Adviser, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, shall be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligation to the Portfolios and to such other clients.

         3. COMPENSATION OF THE ADVISER. For the services to be rendered by the Adviser as provided in Sections 1 and 2 of this Agreement, the Trust shall pay to the Adviser compensation at the rate specified in the Schedule(s) which are attached hereto and made a part of this Agreement. Such compensation shall be paid to the Adviser at the end of each month, and calculated by applying a daily rate, based on the annual percentage rates as specified in the attached Schedule(s), to the assets. The fee shall be based on the average daily net assets for the month involved.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         4. OTHER EXPENSES. The Adviser shall pay all expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, and sales literature to prospective clients to the extent these expenses are not borne by the Trust under a distribution plan adopted pursuant to Rule 12b-1.

         5. EXCESS EXPENSES. If the expenses for the Portfolios for any fiscal year (including fees and other amounts payable to the Adviser, but excluding interest, taxes, brokerage costs, litigation, and other extraordinary costs) as calculated every business day would exceed the expense limitations imposed on investment companies by any applicable statute or regulatory authority of any jurisdiction in which Shares of the Portfolios are qualified for offer and sale, the Adviser shall bear such excess cost.

                  However, the Adviser shall not bear expenses of the Portfolios which would result in the Portfolios' inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. Payment of expenses by the Adviser pursuant to this Section 5 shall be settled on a monthly basis (subject to fiscal year end reconciliation) by a reduction in the fee payable to the Adviser for such month pursuant to
                  Section 3 and, if such reduction shall be insufficient to offset such expenses, by reimbursing the Trust.

         6. REPORTS. The Trust and the Adviser agree to furnish to each other, if applicable, current prospectuses, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

         7. STATUS OF ADVISER. The services of the Adviser to the Trust are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Trust are not impaired thereby. The Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         8. CERTAIN RECORDS. Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the Investment Company Act of 1940 which are prepared or maintained by the Adviser on behalf of the Trust are the property of the Trust and shall be surrendered promptly to the Trust on request.

         9. LIMITATION OF LIABILITY OF ADVISER. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission by the Adviser or by any Sub-Adviser in carrying out its duties hereunder or under any sub-investment advisory agreement, except a loss resulting from the Adviser's own willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard by the Adviser of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby. (As used in this Paragraph 9, the term "Adviser" shall include directors, officers, employees and other corporate agents (but not the Sub-Adviser) of the Adviser as well as that corporation itself).

         10. PERMISSIBLE INTERESTS. Trustees, agents, and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as directors, partners, officers, or shareholders, or otherwise; directors, partners, officers, agents, and shareholders of the Adviser are or may be interested in the Trust as Trustees, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Trust as a shareholder or otherwise. In addition, brokerage transactions for the Trust may be effected through affiliates of the Adviser if approved by the Board of Trustees, subject to the rules and regulations of the Securities and Exchange Commission.

         11. DURATION AND TERMINATION. This Agreement shall become effective as of the date hereof with respect to the Portfolios listed in the recitals, and with respect to any additional Portfolios added pursuant to Section 1 hereof, on the date of receipt by the Trust of notice from the Adviser in accordance with said Section that the Adviser is willing to serve as investment adviser with respect to such Portfolios, provided that this Agreement (as supplemented by the terms specified in any notice and agreement pursuant to Section 1 hereof) has been approved by the shareholders of the Portfolios in accordance with the requirements of the 1940 Act, and, unless sooner terminated as provided herein, shall continue in effect with respect to each Portfolio for two years. Thereafter, if not terminated, this Agreement shall automatically continue in effect as to a particular Portfolio for successive annual periods, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and
                  (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Portfolio; provided, however, that if the shareholders of the Portfolio fail to approve the continuation of its Agreement as provided herein, the Adviser may continue to serve hereunder in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The foregoing requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by vote of a majority of the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on 60 days written notice to the Adviser, or by the Adviser at any time, without the payment of any penalty, on 60 days written notice to the Trust. This Agreement will automatically and immediately terminate in the event of its assignment.

                  As used in this Section 11, the terms "assignment", "interested persons", and a "vote of a majority of the outstanding voting securities" shall have the respective meanings set forth in the 1940 Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the Securities and Exchange Commission under said Act.

         12. AMENDMENT. The terms or provisions of this Agreement may be amended, modified or waived in writing if such amendment, modification or waiver is approved by the affirmative vote or action by written consent of the Board of Trustees of the Trust and by the Adviser in accordance with the 1940 Act; provided, that an amendment, modification or waiver shall also be approved by the shareholders of the Trust if shareholder approval is required by the 1940 Act and the rules and regulations thereunder.

         13. NOTICE. Any notice required or permitted to be given by either party to the other shall be delivered or mailed: if to the Trust, at One Freedom Valley Drive, Oaks, PA 19456 and if to the Adviser: at 101 Federal Street, Boston, MA 02109. Either party may change its address for notices hereunder by giving notice of such change to the other party in accordance with this Section 13.

         14. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         15. GOVERNING LAW. This Agreement shall be construed in accordance with laws of the Commonwealth of Massachusetts and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the Commonwealth of Massachusetts, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

A copy of the Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees, and is not binding upon any of the Trustees, officers, or shareholders of the Trust individually but binding only upon the assets and property of the Trust.

IN WITNESS WHEREOF, the Parties hereto have caused this Agreement to be executed as of the day and year first written above.

The Pillar Funds                                 Fleet Investment Advisors, Inc

By:                                              By:

-------------------------------                  -------------------------------

                                   SCHEDULE A
                                     TO THE
                          INVESTMENT ADVISORY AGREEMENT
                               DATED _____________
                                     BETWEEN
                                THE PILLAR FUNDS
                                       AND
                         FLEET INVESTMENT ADVISORS INC.

Pursuant to Article 3, the Trust shall pay the Advisor compensation at an annual rate as follows:

                                PORTFOLIO                                            FEE (IN BASIS POINTS)
-------------------------------------------------------------------------- -------------------------------------------
Balanced Fund                                                                                0.75%
Equity Growth Fund                                                                           0.75%
Equity Income Fund                                                                           0.75%
Equity Index Fund                                                                            0.75%
Equity Value Fund                                                                            0.75%
Fixed Income Fund                                                                            0.60%
High Yield Bond Fund                                                                         0.60%
Institutional Select Money Market Fund                                                       0.10%
Intermediate-Term Government Securities Fund                                                 0.60%
International Equity Fund                                                                    1.00%
Mid Cap Fund                                                                                 0.75%
New Jersey Municipal Securities Fund                                                         0.60%
Pennsylvania Municipal Securities Fund                                                       0.60%
Prime Obligation Money Market Fund                                                           0.35%
Tax-Exempt Money Market Fund                                                                 0.35%
U.S. Treasury Securities Money Market Fund                                                   0.35%
U.S. Treasury Securities Plus Money Market Fund                                              0.15%

                                THE PILLAR FUNDS
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                                1-(800) 932-7782

                                 GALAXY FUND II
                               4400 COMPUTER DRIVE
                      WESTBOROUGH, MASSACHUSETTS 01581-5108
                                1-(877) 289-4252

                       STATEMENT OF ADDITIONAL INFORMATION

       (JULY 19, 2001 SPECIAL MEETING OF SHAREHOLDERS OF THE PILLAR FUNDS)


       This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated May ___, 2001 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of The Pillar Funds to be held on July 19, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling The Pillar Funds or Galaxy Fund II at the addresses or telephone numbers set forth above.

       Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

       INCORPORATION OF DOCUMENTS BY REFERENCE INTO STATEMENT OF ADDITIONAL
INFORMATION:

       Further information about Shares of the Galaxy Large Company Index Fund (the "Galaxy II Fund") is contained in and incorporated herein by reference to the Statement of Additional Information dated July 31, 2000.

       Further information about Class A, Class B and Class I Shares of the Pillar Equity Index Fund (the "Pillar Fund") is contained in and incorporated herein by reference to the Statement of Additional Information dated April 30, 2001.

       The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended March 31, 2000 and the unaudited financial statements for the semi-annual period ended September 30, 2000 for the Galaxy II Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

       The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended December 31, 2000 for the Pillar Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

       The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended March 31, 2000 and the unaudited financial statements for the semi-annual period ended September 30, 2000 for the SEI Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

       The date of this Statement of Additional Information is ________, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

General Information ...........................................................1

GENERAL INFORMATION

       The Reorganization contemplates the transfer of substantially all of the assets and liabilities of the Pillar Fund to the Galaxy II Fund in exchange for shares of the Galaxy II Fund. The shares issued by the Galaxy II Fund will have an aggregate value equal to the aggregate value of the shares of the Pillar Fund that were outstanding immediately before the effective time of the Reorganization. At the same time that the Pillar Fund is being reorganized into the Galaxy II Fund, it is expected that, subject to shareholder approval, the remaining Pillar Funds, with the exception of the Pillar High Yield Bond Fund, will be reorganized into corresponding portfolios of The Galaxy Fund. In addition, it is expected that the Pillar High Yield Bond Fund will be liquidated.

       After the transfer of substantially all of the assets and liabilities in exchange for Galaxy II Fund shares, the Pillar Fund will distribute the shares to its shareholders in liquidation of the Pillar Fund. Each shareholder owning shares of the Pillar Fund at the effective time of the Reorganization will receive shares from the Galaxy II Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Pillar Fund. The Galaxy II Fund will establish an account for each former shareholder of the Pillar Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by the Pillar Fund for each shareholder. Upon completion of the Reorganization, all outstanding shares of the Pillar Fund will have been redeemed and cancelled in exchange for shares distributed by the Galaxy II Fund. Once the Reorganizations and liquidation are completed, The Pillar Funds will wind up its affairs and be deregistered as an investment company under the 1940 Act and terminated under Massachusetts law.

       For further information about the transaction, see the Combined Proxy Statement/ Prospectus.

                                 GALAXY FUND II

                                    FORM N-14

PART C. OTHER INFORMATION

Item 15. INDEMNIFICATION

      Item 25.     Indemnification

       Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for respectively in Section
1.15 of the Distribution Agreement filed herewith as Exhibit (9)(a), in Section 20 of the Custody Agreement incorporated by reference herein as Exhibit (7)(a), and in Article 10 of the Transfer Agency and Services Agreement incorporated by reference herein as Exhibit (13)(c). Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, under Article XI, Sections 1 and 2 of the Declaration of Trust (the "Trust Agreement"), any past or present trustee or officer of Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person of Registrant, and against amounts paid or incurred by him in the settlement thereof. These provisions do not authorize indemnification when it is determined, in the manner specified in the Trust Agreement, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Trust Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Trust Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the majority of disinterested Trustees or independent legal counsel determines, in the manner specified in the Trust Agreement, that there is reason to believe the Covered Person will be entitled to indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities' being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

              (1)   (a)    Declaration of Trust of Registrant dated February 22,
                           1990 is incorporated herein by reference to
                           Exhibit 1(a) to Post-Effective Amendment No. 25 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 33-33617/811-06051) filed with the
                           Commission on November 2, 1998 ("PEA No. 25").

                    (b) Amendment No. 1 to Declaration of Trust of Registrant dated April 6, 1990 is incorporated herein by reference to Exhibit 1(b) to PEA No. 25.

                    (c) Amendment No. 2 to Declaration of Trust of Registrant dated June 30, 1994 is incorporated herein by reference to Exhibit 1(c) to PEA No. 25.

              (2)   (a)    By-Laws of Registrant are incorporated herein by
                           reference to Exhibit 2 to PEA No. 25.

                    (b)    Amendment to the By-Laws.

              (3)          Not Applicable.

              (4) Form of Agreement and Plan of Reorganization, filed as Appendix I to the Combined Proxy
                           Statement/Prospectus and incorporated herein by reference thereto.

              (5)   (a)    See Section 7 of Article III, Section 1 of
                           Article IV, Section 2(d) of Article IV, Article IX,
                           Section 1 of Article X, Section 2 of Article X,
                           Section 3 of Article XI, and Section 4 of Article XII of the Declaration of Trust of Registrant dated
                           February 22, 1990, which is incorporated herein by reference to Exhibit (a)(1) to PEA No. 25.

                    (b) See Article 11 of the By-Laws of Registrant which are incorporated herein by reference to Exhibit (a)(2) to PEA No. 25.

              (6)   (a)    Investment Advisory Agreement between Registrant and
                           Fleet Investment Advisors Inc. dated June 30, 1994 is incorporated herein by reference to Exhibit 5 to PEA
                           No. 25.

              (7)   (a)    Distribution Agreement between Registrant and PFPC
                           Distributors, Inc. dated January 2, 2001.

                    (b) Form of Amendment No. 1 to Distribution Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001.

              (8) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997 is incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on May 30, 1997 ("PEA
                           No. 22").

              (9)   (a)    Mutual Fund Custody Agreement among Registrant, The
                           Chase Manhattan Bank, N.A. and Fleet National Bank dated April 1, 1994 is incorporated herein by reference to Exhibit 8 to PEA No. 25.

                    (b) Amendment to the Mutual Fund Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and Fleet National Bank.

              (10)  (a)    Services Agreement between Registrant and Columbia
                           Trust Company dated October 1, 1997 is incorporated herein by reference to Exhibit 9(f) to Post-Effective
                           Amendment No. 24 to Registrant's Registration
                           Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on July 29, 1998 ("PEA
                           No. 24").

                    (b) Amendment No. 1 to Services Agreement between Registrant and Columbia Trust Company dated April 1, 1998 is incorporated herein by reference to Exhibit 9(g) to PEA No. 24.

                    (c) Form of Services Agreement among Registrant, Fleet National Bank and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit 9(h) to PEA No. 24.

                    (d) Form of NTF Program Service Agreement between the Registrant and U.S. Clearing Corporation is incorporated herein by reference to Exhibit 11(h) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on May 31, 2000 ("PEA No. 27").

              (11)  (a)    Opinion of Counsel that shares are validly issued,
                           fully paid and non-assessable is incorporated herein by reference to Exhibit 10 to PEA No. 24.

                    (b) Opinion of Drinker Biddle & Reath LLP that shares will be validly issued, fully paid and non-assessable (including consent of firm).

              (12) Opinion of Drinker Biddle & Reath LLP as to tax consequences (including consent of firm).

              (13)  (a)    Administration Agreement between Registrant and Fleet
                           National Bank dated October 25, 1994 is incorporated herein by reference to Exhibit 9(a) to PEA No. 25.

                    (b) Sub-Administration Agreement between Fleet National Bank and PFPC Inc. (formerly known as First Data Investor Services Group, Inc. and The Shareholder Services Group, Inc., d/b/a 440 Financial) dated March 31, 1995 is incorporated herein by reference to
                           Exhibit 9(b) to PEA No. 25.

                    (c) Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated June 1, 1997 is incorporated herein by reference to Exhibit 9(c) to PEA No. 24.

                    (d) Amendment No. 1 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated March 5, 1998 is incorporated herein by reference to Exhibit 9(d) to PEA No. 24.

                    (e) Amendment No. 2 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated April 1, 1998 is incorporated herein by reference to Exhibit 9(e) to PEA No. 24.

                    (f) Amendment No. 3 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated September 10, 1998 is incorporated herein by reference to Exhibit h(6) to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on July 28, 1999 ("PEA No. 26").

                    (g) Amendment No. 4 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated September 9, 1999 is incorporated herein by reference to Exhibit h(7) to PEA No. 27.

                    (h) Form of Amendment No. 5 to the Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank.

                    (i) Credit Agreement dated as of December 29, 1999 among the Registrant, The Galaxy Fund, The Galaxy VIP Fund, and Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch is incorporated herein by reference to Exhibit (h)(12) to PEA No. 27.

                    (j) Purchase Agreement for Large Company Index Fund and Small Company Index Fund dated July 31, 1990 is incorporated herein by reference to Exhibit 13(a) to PEA No. 25.

                    (k) Purchase Agreement for U.S. Treasury Index Fund dated March 27, 1991 is incorporated herein by reference to
                           Exhibit 13(b) to PEA No. 25.

                    (l) Purchase Agreement for Utility Index Fund dated November 3, 1992 is incorporated herein by reference to Exhibit 13(c) to PEA No. 25.

                    (m) Purchase Agreement for Municipal Bond Fund dated April 5, 1993 is incorporated herein by reference to
                           Exhibit 13(d) to PEA No. 25.

              (14)  (a)    Consent of Drinker Biddle & Reath LLP.
                    (b)    Consent of Arthur Andersen LLP with respect to The
                           Pillar Funds.
                    (c)    Consent of Arthur Anderson LLP with respect to the
                           SEI Index Funds.

                    (d)      Consent of Ernst & Young LLP.

              (15)           None.

              (16)  (a)      Certificate of Secretary.

                    (b)      Powers of Attorney.

              (17)  (a)      Forms of Proxy Ballot.

                    (b)(i) Prospectus for Shares of the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund and Galaxy II U.S. Treasury Index Fund dated July 31, 2000.

                    (b)(ii) Statement of Additional Information for Shares of the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II Municipal Bond Fund and Galaxy II U.S. Treasury Index Fund dated July 31, 2000.

                    (b)(iii) Prospectus for Class A and Class B Shares of the
                             Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund and Pillar International Equity Fund dated April 30, 2001.

                    (b)(iv) Prospectus for Class I Shares of the Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar International Equity Fund dated April 30, 2001.

                    (b)(v) Statement of Additional Information for Class A Shares, Class B Shares, Class I Shares and Shares of the Pillar U.S. Treasury Securities Plus Money Market Fund, Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Institutional Select Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar

                             Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar International Equity Fund dated April 30, 2001.

                    (b)(vi) Annual Report for the fiscal year ended March 31, 2000 for the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund.

                    (b)(vii) Annual Report for the fiscal year ended
                             December 31, 2000 for the Pillar U.S. Treasury Securities Plus Money Market Fund, Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Institutional Select Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar International Equity Fund.

                    (b)(viii)Annual Report for the fiscal year ended March 31,
                             2000 for the SEI S&P 500 Index Fund and SEI Bond Index Fund .

                    (b)(ix) Semi-Annual Report for the semi-annual period ended September 30, 2000 for the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund.

                    (b)(x) Semi-Annual Report for the semi-annual period ended September 30, 2000 for the SEI S&P 500 Index Fund and SEI Bond Index Fund.

Item 17.  UNDERTAKINGS

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

       As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Bonita Springs and State of Florida, on the 11th day of April, 2001.


                                         GALAXY FUND II
                                         Registrant


                                         /s/ John T. O'Neill
                                         -----------------------
                                         President
                                         John T. O'Neill

       As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                      Date
---------                           -----                      ----

/s/ John T. O'Neill                 Trustee, President         April 11, 2001
-----------------------------        and Treasurer
John T. O'Neill

Dwight E. Vicks, Jr.                Chairman of the Board      April 11, 2001
-----------------------------        of Trustees
*Dwight E. Vicks, Jr.

Donald B. Miller                    Trustee                    April 11, 2001
-----------------------------
*Donald B. Miller

Louis DeThomasis                    Trustee                    April 11, 2001
-----------------------------
*Louis DeThomasis

Kenneth A. Froot                    Trustee                    April 11, 2001
-----------------------------
*Kenneth A. Froot

James M. Seed                       Trustee                    April 11, 2001
-----------------------------
*James M. Seed


*By: /s/ John T. O'Neill
 ----------------------------
     John T. O'Neill
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Description
-----------       -----------
(2)   (b)         Amendment to the By-Laws.

(7)   (a)         Distribution Agreement between the Registrant and PFPC
                  Distributors, Inc. dated January 2, 2001.

      (b) Form of Amendment No. 1 to Distribution Agreement between the Registrant and PFPC Distributors, Inc. dated January 2, 2001.

(9)   (b)         Amendment to the Mutual Fund Custody Agreement between the
                  Registrant, The Chase Manhattan Bank, N.A. and Fleet National
                  Bank.

(11)  (b)         Opinion of Drinker Biddle & Reath LLP (including consent of firm).

(12) Opinion of Drinker Biddle & Reath LLP as to tax consequences (including consent of firm).

(13)  (h)         Form of Amendment No. 5 to the Transfer Agency and Services
                  Agreement among Registrant, PFPC Inc. (formerly known as First
                  Data Investor Services Group, Inc.) and Fleet National Bank.

(14)  (a)         Consent of Drinker Biddle & Reath LLP.
      (b)         Consent of Arthur Andersen LLP with respect to The Pillar
                  Funds.
      (c)         Consent of Arthur Andersen LLP with respect to the SEI Index
                  Funds.
      (d)         Consent of Ernst & Young LLP.

(16)  (a)         Certificate of Secretary.
      (b)         Powers of Attorney.

(17)  (a)         Forms of Proxy Ballot.

      (b)  (i)    Prospectus for Shares of the Galaxy II Large Company Index
                  Fund, Galaxy II Small Company Index Fund, Galaxy II Utility
                  Index Fund and Galaxy II U.S. Treasury Index Fund dated
                  July 31, 2000.

      (b) (ii)    Statement of Additional Information for Shares of the
                  Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II Municipal Bond Fund and Galaxy II U.S. Treasury Index Fund dated
                  July 31, 2000.

      (b) (iii)   Prospectus for Class A and Class B Shares of the Pillar U.S.
                  Treasury Securities Money Market Fund, Pillar Tax-Exempt Money
                  Market Fund, Pillar Prime Obligation Money Market Fund, Pillar
                  Intermediate-Term Government Securities Fund, Pillar Fixed
                  Income Fund, Pillar

                  Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund and Pillar International Equity Fund dated April 30, 2001.

      (b) (iv) Prospectus for Class I Shares of the Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar International Equity Fund dated April 30, 2001.

      (b) (v)     Statement of Additional Information for Class A Shares,
                  Class B Shares, Class I Shares and Shares of the Pillar U.S. Treasury Securities Plus Money Market Fund, Pillar U.S. Treasury Securities Money Market Fund, Pillar Tax-Exempt Money Market Fund, Pillar Institutional Select Money Market Fund, Pillar Prime Obligation Money Market Fund, Pillar Intermediate-Term Government Securities Fund, Pillar Fixed Income Fund, Pillar Pennsylvania Municipal Securities Fund, Pillar New Jersey Municipal Securities Fund, Pillar High Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income Fund, Pillar Equity Index Fund, Pillar Equity Value Fund, Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar International Equity Fund dated April 30, 2001.

      (b) (vi) Annual Report for the fiscal year ended March 31, 2000 for the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund.

      (b) (vii)   Annual Report for the fiscal year ended December 31, 2000 for the Pillar U.S. Treasury Securities Plus Money Market Fund,
                  Pillar U.S. Treasury Securities Money Market Fund, Pillar
                  Tax-Exempt Money Market Fund, Pillar Institutional Select
                  Money Market Fund, Pillar Prime Obligation Money Market Fund,
                  Pillar Intermediate-Term Government Securities Fund, Pillar
                  Fixed Income Fund, Pillar Pennsylvania Municipal Securities
                  Fund, Pillar New Jersey Municipal Securities Fund, Pillar High
                  Yield Bond Fund, Pillar Balanced Fund, Pillar Equity Income
                  Fund, Pillar Equity Index Fund, Pillar Equity Value Fund,
                  Pillar Equity Growth Fund, Pillar Mid Cap Fund and Pillar
                  International Equity Fund.

      (b) (viii)  Annual Report for the fiscal year ended March 31, 2000 for the
                  SEI S&P 500 Index Fund and SEI Bond Index Fund .

      (b) (ix)    Semi-Annual Report for the semi-annual period ended
                  September 30, 2000 for the Galaxy II Large Company Index Fund, Galaxy II Small

                  Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund.

      (b) (x)     Semi-Annual Report for the semi-annual period ended
                  September 30, 2000 for the SEI S&P 500 Index Fund and SEI Bond Index Fund.









                                      -3-